Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 13.4%
Consumer, Non-cyclical - 4.0%
Johnson & Johnson	3,963	$519,668
Procter & Gamble Co.	3,770	414,700
Merck & Company, Inc.	4,641	357,079
Pfizer, Inc.	10,775	351,696
Medtronic plc	3,444	310,580
Eli Lilly & Co.	2,036	282,434
Philip Morris International, Inc.	3,831	279,510
Amgen, Inc.	1,342	272,064
McKesson Corp.	1,754	237,246
Gilead Sciences, Inc.	3,135	234,373
Kimberly-Clark Corp.	1,794	229,399
Regeneron Pharmaceuticals, Inc.*	384	187,503
Molson Coors Beverage Co. — Class B	4,683	182,684
Abbott Laboratories	2,229	175,890
Sysco Corp.	3,781	172,527
General Mills, Inc.	3,110	164,115
Baxter International, Inc.	1,716	139,322
Becton Dickinson and Co.	598	137,402
Bristol-Myers Squibb Co.	2,459	137,065
Thermo Fisher Scientific, Inc.	478	135,561
AbbVie, Inc.	1,496	113,980
Alexion Pharmaceuticals, Inc.*	1,248	112,058
UnitedHealth Group, Inc.	441	109,977
Anthem, Inc.	481	109,206
Kellogg Co.	1,735	104,082
Edwards Lifesciences Corp.*	528	99,591
Archer-Daniels-Midland Co.	2,614	91,960
JM Smucker Co.	824	91,464
Kraft Heinz Co.	3,689	91,266
Cardinal Health, Inc.	1,799	86,244
Laboratory Corporation of America Holdings*	642	81,142
Illumina, Inc.*	285	77,839
CVS Health Corp.	1,174	69,653
Humana, Inc.	207	65,002
Tyson Foods, Inc. — Class A	1,002	57,986
Coca-Cola Co.	851	37,657
Cigna Corp.	164	29,058
PepsiCo, Inc.	201	24,140
PayPal Holdings, Inc.*	251	24,031
Danaher Corp.	171	23,668
Total Consumer, Non-cyclical		6,420,822
Communications - 2.6%
Alphabet, Inc. — Class C*	771	896,527
Amazon.com, Inc.*	354	690,201
Facebook, Inc. — Class A*	2,850	475,380
Verizon Communications, Inc.	7,165	384,975
Cisco Systems, Inc.	8,663	340,543
AT&T, Inc.	11,487	334,846
Omnicom Group, Inc.	3,489	191,546
Charter Communications, Inc. — Class A*	372	162,307
Booking Holdings, Inc.*	110	147,985
eBay, Inc.	4,883	146,783
Juniper Networks, Inc.	6,158	117,864
Walt Disney Co.	1,094	105,681
Discovery, Inc. — Class A*	5,198	101,049
Comcast Corp. — Class A	2,811	96,642
Total Communications		4,192,329
Technology - 2.3%
Microsoft Corp.	7,067	1,114,537
Apple, Inc.	3,879	986,391
Intel Corp.	7,029	380,409
Oracle Corp.	5,474	264,559
Activision Blizzard, Inc.	2,630	156,432
Cerner Corp.	2,230	140,468
QUALCOMM, Inc.	1,644	111,217
Seagate Technology plc	2,199	107,311
NVIDIA Corp.	346	91,205
NetApp, Inc.	2,061	85,923
Fidelity National Information Services, Inc.	688	83,688
Micron Technology, Inc.*	1,697	71,376
Adobe, Inc.*	176	56,010
International Business Machines Corp.	224	24,848
Applied Materials, Inc.	529	24,239
salesforce.com, Inc.*	150	21,597
Total Technology		3,720,210
Industrial - 1.6%
Eaton Corporation plc	3,026	235,090
Caterpillar, Inc.	1,903	220,824
Union Pacific Corp.	1,465	206,623
J.B. Hunt Transport Services, Inc.	1,960	180,771
Honeywell International, Inc.	1,336	178,744
CSX Corp.	3,092	177,172
Norfolk Southern Corp.	1,135	165,710
FedEx Corp.	1,357	164,550
CH Robinson Worldwide, Inc.	1,915	126,773
Kansas City Southern	996	126,671
General Electric Co.	15,102	119,910
Garmin Ltd.	1,543	115,663
Old Dominion Freight Line, Inc.	834	109,471
United Parcel Service, Inc. — Class B	1,067	99,679
Emerson Electric Co.	1,916	91,298
Waters Corp.*	388	70,635
Textron, Inc.	2,647	70,595
Lockheed Martin Corp.	194	65,756
3M Co.	464	63,341
Arconic, Inc.	3,114	50,011
Total Industrial		2,639,287
Consumer, Cyclical - 1.5%
Home Depot, Inc.	1,742	325,249
Cummins, Inc.	1,286	174,021
Walmart, Inc.	1,471	167,135
Walgreens Boots Alliance, Inc.	3,089	141,322
Whirlpool Corp.	1,612	138,310
PACCAR, Inc.	2,212	135,220
Southwest Airlines Co.	3,568	127,057
BorgWarner, Inc.	4,994	121,704
General Motors Co.	5,639	117,178
Aptiv plc	2,183	107,491
Starbucks Corp.	1,580	103,869
Best Buy Company, Inc.	1,613	91,941
Lennar Corp. — Class A	2,173	83,009
DR Horton, Inc.	2,271	77,214

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 13.4% (continued)
Consumer, Cyclical - 1.5% (continued)
Lowe's Companies, Inc.	864	$74,347
Carnival Corp.	5,175	68,155
United Airlines Holdings, Inc.*	2,108	66,507
PulteGroup, Inc.	2,966	66,201
Delta Air Lines, Inc.	2,080	59,342
NVR, Inc.*	21	53,951
Alaska Air Group, Inc.	1,781	50,705
Hanesbrands, Inc.	6,304	49,612
McDonald's Corp.	226	37,369
Las Vegas Sands Corp.	713	30,281
NIKE, Inc. — Class B	336	27,801
Total Consumer, Cyclical		2,494,991
Financial - 0.8%
Berkshire Hathaway, Inc. — Class B*	1,628	297,647
JPMorgan Chase & Co.	2,346	211,210
Visa, Inc. — Class A	1,213	195,439
Northern Trust Corp.	1,749	131,980
Bank of America Corp.	5,663	120,225
Mastercard, Inc. — Class A	332	80,198
Travelers Companies, Inc.	615	61,100
Morgan Stanley	1,656	56,304
MetLife, Inc.	1,614	49,340
Citigroup, Inc.	1,065	44,858
Synchrony Financial	2,624	42,220
U.S. Bancorp	731	25,183
Wells Fargo & Co.	820	23,534
Total Financial		1,339,238
Energy - 0.5%
Exxon Mobil Corp.	4,772	181,193
Chevron Corp.	2,072	150,137
ConocoPhillips	4,558	140,387
EOG Resources, Inc.	2,393	85,957
Devon Energy Corp.	9,367	64,726
HollyFrontier Corp.	1,883	46,152
Marathon Oil Corp.	12,591	41,424
Valero Energy Corp.	626	28,395
Halliburton Co.	3,689	25,270
Total Energy		763,641
Utilities - 0.1%
Exelon Corp.	1,765	64,970
PPL Corp.	2,341	57,776
AES Corp.	3,958	53,829
NextEra Energy, Inc.	117	28,152
Total Utilities		204,727
Basic Materials - 0.0%
Linde plc	284	49,132
Total Common Stocks
(Cost $25,367,104)		21,824,377

EXCHANGE-TRADED FUNDS† - 1.2%
SPDR S&P 500 ETF Trust	7,300	1,881,575
Total Exchange-Traded Funds
(Cost $1,682,905)		1,881,575

MUTUAL FUNDS† - 77.7%
Guggenheim Strategy Fund III[1]	2,260,037	54,399,081
Guggenheim Variable Insurance Strategy Fund III[1]	2,261,203	54,291,493
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,605,527	15,686,001
Guggenheim Strategy Fund II1	82,389	1,981,467
Total Mutual Funds
(Cost $130,587,663)		126,358,042

MONEY MARKET FUND† - 6.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.51%[2]	9,925,473	9,925,473
Total Money Market Fund
(Cost $9,925,473)		9,925,473
Total Investments - 98.4%
(Cost $167,563,145)		$159,989,467
Other Assets & Liabilities, net - 1.6%		2,641,561
Total Net Assets - 100.0%		$162,631,028

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	54	Jun 2020	$6,945,750	$513,999

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Citibank N.A., New York	S&P 500 Index	1.92% (3 Month USD LIBOR + 0.09%)	At Maturity	04/02/20	24,662	$129,937,173	$(33,061,088)

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,824,377	$—	$—	$21,824,377
Exchange-Traded Funds	1,881,575	—	—	1,881,575
Mutual Funds	126,358,042	—	—	126,358,042
Money Market Fund	9,925,473	—	—	9,925,473
Equity Futures Contracts**	513,999	—	—	513,999
Total Assets	$160,503,466	$—	$—	$160,503,466

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$33,061,088	$—	$33,061,088

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$12,015,307	$50,178	$(10,080,012)	$(11,823)	$7,817	$1,981,467	82,389	$50,856
Guggenheim Strategy Fund III	61,933,211	319,220	(6,330,471)	(93,034)	(1,429,845)	54,399,081	2,260,037	322,281
Guggenheim Ultra Short Duration Fund — Institutional Class	17,010,235	13,253,490	(14,625,998)	16,957	31,317	15,686,001	1,605,527	64,304
Guggenheim Variable Insurance Strategy Fund III	69,062,402	354,232	(13,356,679)	(197,053)	(1,571,409)	54,291,493	2,261,203	358,027
	$160,021,155	$13,977,120	$(44,393,160)	$(284,953)	$(2,962,120)	$126,358,042		$795,468

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 98.3%
Financial - 26.0%
Bank of America Corp.	247,492	$5,254,255
Berkshire Hathaway, Inc. — Class B*	20,208	3,694,629
JPMorgan Chase & Co.	40,704	3,664,581
Citigroup, Inc.	78,919	3,324,068
Wells Fargo & Co.	78,884	2,263,971
Equity Commonwealth REIT	70,611	2,239,075
Allstate Corp.	23,741	2,177,762
Truist Financial Corp.	53,865	1,661,197
Voya Financial, Inc.	38,150	1,546,982
MetLife, Inc.	45,139	1,379,899
Prudential Financial, Inc.	25,393	1,323,991
Loews Corp.	36,285	1,263,806
Hartford Financial Services Group, Inc.	34,287	1,208,274
Principal Financial Group, Inc.	37,840	1,185,906
Morgan Stanley	34,665	1,178,610
Medical Properties Trust, Inc. REIT	65,452	1,131,665
Zions Bancorp North America	36,234	969,622
Charles Schwab Corp.	27,103	911,203
Mastercard, Inc. — Class A	3,197	772,267
Old Republic International Corp.	44,139	673,120
KeyCorp	64,668	670,607
Regions Financial Corp.	70,117	628,950
Jones Lang LaSalle, Inc.	4,866	491,369
Howard Hughes Corp.*	9,645	487,265
American International Group, Inc.	18,813	456,215
Park Hotels & Resorts, Inc. REIT	30,801	243,636
Total Financial		40,802,925
Consumer, Non-cyclical - 21.2%
Pfizer, Inc.	127,456	4,160,164
Johnson & Johnson	28,659	3,758,055
McKesson Corp.	16,663	2,253,837
Humana, Inc.	6,970	2,188,719
Tyson Foods, Inc. — Class A	34,884	2,018,737
Archer-Daniels-Midland Co.	52,046	1,830,978
Quest Diagnostics, Inc.	22,092	1,773,988
HCA Healthcare, Inc.	18,846	1,693,313
Alexion Pharmaceuticals, Inc.*	18,567	1,667,131
Encompass Health Corp.	25,501	1,632,829
Merck & Company, Inc.	20,657	1,589,349
United Therapeutics Corp.*	16,211	1,537,208
Amgen, Inc.	6,861	1,390,931
Zimmer Biomet Holdings, Inc.	13,693	1,384,088
Medtronic plc	13,608	1,227,170
Bunge Ltd.	25,800	1,058,574
Procter & Gamble Co.	9,301	1,023,110
Ingredion, Inc.	13,001	981,576
Total Consumer, Non-cyclical		33,169,757
Communications - 10.2%
Verizon Communications, Inc.	99,873	5,366,176
Comcast Corp. — Class A	82,304	2,829,612
NortonLifeLock, Inc.	115,160	2,154,643
Cisco Systems, Inc.	46,985	1,846,981
Juniper Networks, Inc.	43,590	834,313
Walt Disney Co.	8,284	800,234
F5 Networks, Inc.*	6,844	729,776
AT&T, Inc.	24,582	716,565
T-Mobile US, Inc.*	8,470	710,633
Total Communications		15,988,933
Technology - 8.6%
Intel Corp.	70,504	3,815,677
Micron Technology, Inc.*	72,631	3,054,860
Apple, Inc.	6,977	1,774,181
Skyworks Solutions, Inc.	19,813	1,770,886
Qorvo, Inc.*	13,783	1,111,323
Amdocs Ltd.	15,609	858,027
International Business Machines Corp.	7,456	827,094
Change Healthcare, Inc.*	33,084	330,509
Total Technology		13,542,557
Utilities - 8.4%
Exelon Corp.	84,432	3,107,942
Public Service Enterprise Group, Inc.	56,473	2,536,202
Duke Energy Corp.	21,954	1,775,640
Edison International	27,657	1,515,327
NiSource, Inc.	51,045	1,274,594
Pinnacle West Capital Corp.	15,680	1,188,387
AES Corp.	71,750	975,800
PPL Corp.	33,862	835,714
Total Utilities		13,209,606
Consumer, Cyclical - 7.8%
Walmart, Inc.	26,728	3,036,836
Home Depot, Inc.	9,875	1,843,761
Southwest Airlines Co.	47,188	1,680,364
PACCAR, Inc.	20,253	1,238,066
LKQ Corp.*	49,954	1,024,556
Lear Corp.	12,115	984,344
DR Horton, Inc.	23,044	783,496
Walgreens Boots Alliance, Inc.	13,400	613,050
PVH Corp.	14,248	536,295
Carnival Corp.	23,157	304,978
Macy's, Inc.	44,265	217,341
Total Consumer, Cyclical		12,263,087
Energy - 6.4%
Chevron Corp.	57,407	4,159,711
ConocoPhillips	55,659	1,714,297
Cabot Oil & Gas Corp. — Class A	91,049	1,565,132
Exxon Mobil Corp.	26,250	996,713
Marathon Oil Corp.	158,094	520,129
Marathon Petroleum Corp.	21,670	511,845
Parsley Energy, Inc. — Class A	56,789	325,401
Range Resources Corp.	107,163	244,332
Antero Resources Corp.*	56,985	40,625
Total Energy		10,078,185
Industrial - 5.4%
Knight-Swift Transportation Holdings, Inc.	46,371	1,520,969
Eaton Corporation plc	18,940	1,471,448
FedEx Corp.	10,635	1,289,600
Owens Corning	26,430	1,025,748
Lockheed Martin Corp.	2,610	884,660
Valmont Industries, Inc.	7,628	808,415
General Electric Co.	97,873	777,112

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Industrial - 5.4% (continued)
Johnson Controls International plc	24,247	$653,699
Total Industrial		8,431,651
Basic Materials - 4.3%
Nucor Corp.	38,756	1,395,991
Huntsman Corp.	86,931	1,254,414
Freeport-McMoRan, Inc.	178,263	1,203,275
Olin Corp.	90,597	1,057,267
Reliance Steel & Aluminum Co.	10,519	921,359
DuPont de Nemours, Inc.	18,012	614,209
Dow, Inc.	9,877	288,804
Total Basic Materials		6,735,319
Total Common Stocks
(Cost $175,512,244)		154,222,020

EXCHANGE-TRADED FUNDS† - 1.0%
iShares Russell 1000 Value ETF	16,114	1,598,187
Total Exchange-Traded Funds
(Cost $2,092,872)		1,598,187
Total Investments - 99.3%
(Cost $177,605,116)		$155,820,207
Other Assets & Liabilities, net - 0.7%		1,131,323
Total Net Assets - 100.0%		$156,951,530

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$154,222,020	$—	$—	$154,222,020
Exchange-Traded Funds	1,598,187	—	—	1,598,187
Total Assets	$155,820,207	$—	$—	$155,820,207

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 97.6%
Financial - 25.1%
Mastercard, Inc. — Class A	4,800	$1,159,488
Zurich Insurance Group AG††	2,900	1,019,086
Intercontinental Exchange, Inc.	10,900	880,175
Extra Space Storage, Inc. REIT	8,400	804,384
Australia & New Zealand Banking Group Ltd.††	72,200	757,121
Sampo Oyj — Class A††	24,700	712,174
Marsh & McLennan Companies, Inc.	8,200	708,972
Commonwealth Bank of Australia††	18,500	697,942
Medical Properties Trust, Inc. REIT	39,700	686,413
Nordea Bank Abp*,††	118,300	665,536
Aviva plc††	201,100	661,569
Westpac Banking Corp.††	64,100	658,298
Cboe Global Markets, Inc.	7,300	651,525
Mizuho Financial Group, Inc.††	559,500	641,963
Swiss Life Holding AG††	1,900	637,913
Covivio REIT††	10,200	572,524
Chubb Ltd.	5,000	558,450
Public Storage REIT	2,700	536,247
Tryg A/S††	22,000	535,591
Annaly Capital Management, Inc. REIT	101,000	512,070
Aflac, Inc.	14,100	482,784
Alexandria Real Estate Equities, Inc. REIT	3,500	479,710
Sun Hung Kai Properties Ltd.††	36,100	472,003
SmartCentres Real Estate Investment Trust	35,100	470,076
VEREIT, Inc.	95,500	466,995
Assicurazioni Generali SpA††	34,400	465,684
RioCan Real Estate Investment Trust	39,700	455,203
Invesco Ltd.	46,400	421,312
Bank of Nova Scotia	10,300	420,783
Visa, Inc. — Class A	2,400	386,688
Prudential Financial, Inc.	7,400	385,836
First Capital Real Estate Investment Trust	38,300	371,086
ASX Ltd.††	7,800	366,104
Royal Bank of Canada	5,700	353,201
Japan Retail Fund Investment Corp. REIT††	300	341,063
Scentre Group REIT††	351,900	337,028
National Bank of Canada	8,100	313,173
Power Corporation of Canada	18,900	304,171
United Urban Investment Corp. REIT††	300	300,167
Western Union Co.	16,300	295,519
American Financial Group, Inc.	4,200	294,336
American Express Co.	3,400	291,074
Hong Kong Exchanges & Clearing Ltd.††	8,600	257,666
H&R Real Estate Investment Trust	38,300	243,125
JPMorgan Chase & Co.	2,700	243,081
Ally Financial, Inc.	16,800	242,424
IGM Financial, Inc.	13,500	224,079
Macquarie Group Ltd.††	4,200	223,663
Reinsurance Group of America, Inc. — Class A	2,500	210,350
CME Group, Inc. — Class A	1,100	190,201
Swedbank AB — Class A*,††	17,000	187,511
Japan Post Bank Company Ltd.††	19,900	183,796
Suncorp Group Ltd.††	30,500	169,359
Total Financial		24,906,692
Consumer, Non-cyclical - 20.6%
Roche Holding AG††	4,500	1,448,261
PepsiCo, Inc.	9,500	1,140,950
Medtronic plc	12,500	1,127,250
AbbVie, Inc.	14,000	1,066,660
Coloplast A/S — Class B††	6,800	986,392
Zoetis, Inc.	7,800	917,982
Stryker Corp.	5,500	915,695
S&P Global, Inc.	3,500	857,675
Amgen, Inc.	4,100	831,193
Japan Tobacco, Inc.††	43,700	808,380
Kimberly-Clark Corp.	5,900	754,433
Merck & Company, Inc.	9,700	746,318
McCormick & Company, Inc.	4,900	691,929
Colgate-Palmolive Co.	10,200	676,872
HCA Healthcare, Inc.	7,400	664,890
Orion Oyj — Class B*,††	15,800	642,647
Sonic Healthcare Ltd.††	41,900	629,693
Kellogg Co.	10,100	605,899
Pfizer, Inc.	16,800	548,352
Bunge Ltd.	13,300	545,699
Procter & Gamble Co.	4,600	506,000
Quest Diagnostics, Inc.	5,100	409,530
Kraft Heinz Co.	16,500	408,210
Constellation Brands, Inc. — Class A	2,600	372,736
Johnson & Johnson	2,700	354,051
Abbott Laboratories	3,800	299,858
Gilead Sciences, Inc.	3,500	261,660
Sonova Holding AG††	1,400	249,713
Novo Nordisk A/S — Class B††	3,800	226,970
Sabre Corp.	32,400	192,132
ResMed, Inc.	1,300	191,477
STERIS plc	1,300	181,961
Booz Allen Hamilton Holding Corp.	2,400	164,736
Total Consumer, Non-cyclical		20,426,204
Technology - 14.5%
Microsoft Corp.	20,600	3,248,826
Apple, Inc.	9,900	2,517,471
Accenture plc — Class A	6,900	1,126,494
Broadcom, Inc.	4,400	1,043,240
Fidelity National Information Services, Inc.	8,100	985,284
Texas Instruments, Inc.	9,400	939,342
Canon, Inc.††	37,000	804,119
salesforce.com, Inc.*	5,100	734,298
Guidewire Software, Inc.*	7,600	602,756
Seagate Technology plc	11,400	556,320
International Business Machines Corp.	4,400	488,092
Maxim Integrated Products, Inc.	9,700	471,517

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 97.6% (continued)
Technology - 14.5% (continued)
ASM Pacific Technology Ltd.††	32,400	$300,443
Broadridge Financial Solutions, Inc.	2,700	256,041
Adobe, Inc.*	800	254,592
Total Technology		14,328,835
Communications - 10.9%
Amazon.com, Inc.*	800	1,559,776
Verizon Communications, Inc.	28,500	1,531,305
Alphabet, Inc. — Class C*	1,181	1,373,279
NTT DOCOMO, Inc.††	35,000	1,094,660
Nippon Telegraph & Telephone Corp.††	40,100	959,146
AT&T, Inc.	27,653	806,085
Facebook, Inc. — Class A*	4,735	789,798
HKT Trust & HKT Ltd.††	486,000	661,025
Elisa Oyj††	9,700	598,388
Juniper Networks, Inc.	21,600	413,424
TELUS Corp.	25,000	395,412
CenturyLink, Inc.	41,000	387,860
Motorola Solutions, Inc.	1,900	252,548
Total Communications		10,822,706
Industrial - 10.0%
3M Co.	7,100	969,221
Waste Connections, Inc.	11,000	852,500
Kone Oyj — Class B††	14,500	811,563
Amcor plc	92,800	753,536
Waste Management, Inc.	7,700	712,712
Republic Services, Inc. — Class A	9,300	698,058
United Parcel Service, Inc. — Class B	7,000	653,940
Illinois Tool Works, Inc.	4,400	625,328
Geberit AG††	1,400	613,630
Westrock Co.	20,900	590,634
Techtronic Industries Company Ltd.††	87,800	557,557
Packaging Corporation of America	6,300	547,029
Lennox International, Inc.	2,900	527,191
FedEx Corp.	3,700	448,662
Eaton Corporation plc	4,700	365,143
Honeywell International, Inc.	1,500	200,685
Total Industrial		9,927,389
Utilities - 8.2%
Orsted A/S††,1	8,300	812,726
Snam SpA††	174,100	795,251
Fortis, Inc.	19,000	732,982
FirstEnergy Corp.	16,000	641,120
SSE plc††	38,000	610,988
Terna Rete Elettrica Nazionale SpA††	95,500	599,970
Fortum Oyj	40,200	592,675
Exelon Corp.	15,400	566,874
Enel SpA††	79,800	550,145
National Grid plc††	46,700	546,133
Canadian Utilities Ltd. — Class A	17,200	411,306
Algonquin Power & Utilities Corp.	30,200	406,814
Centrica plc	701,600	332,089
AGL Energy Ltd.††	30,100	314,978
NextEra Energy, Inc.	800	192,496
Total Utilities		8,106,547
Consumer, Cyclical - 5.1%
Home Depot, Inc.	8,300	1,549,693
Sands China Ltd.††	193,100	702,560
Sumitomo Corp.††	59,600	679,756
Persimmon plc††	28,600	676,552
Vail Resorts, Inc.	3,900	576,069
Yue Yuen Industrial Holdings Ltd.††	302,500	462,280
Harvey Norman Holdings Ltd.††	232,800	427,419
Total Consumer, Cyclical		5,074,329
Basic Materials - 1.3%
International Paper Co.	24,300	756,459
LyondellBasell Industries N.V. — Class A	10,900	540,967
Total Basic Materials		1,297,426
Energy - 1.2%
Chevron Corp.	7,200	521,712
Exxon Mobil Corp.	13,500	512,595
Targa Resources Corp.	20,500	141,655
Total Energy		1,175,962
Diversified - 0.7%
CK Hutchison Holdings Ltd.††	103,500	689,888
Total Common Stocks
(Cost $109,748,410)		96,755,978

EXCHANGE-TRADED FUNDS† - 1.3%
iShares MSCI EAFE ETF	11,655	623,076
SPDR S&P 500 ETF Trust	2,402	619,116
Total Exchange-Traded Funds
(Cost $1,225,125)		1,242,192

MONEY MARKET FUND† - 0.2%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.52%[2]	239,362	239,362
Total Money Market Fund
(Cost $239,362)		239,362
Total Investments - 99.1%
(Cost $111,212,897)		$98,237,532
Other Assets & Liabilities, net - 0.9%		886,077
Total Net Assets - 100.0%		$99,123,609

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	72	Jun 2020	$4,430,160	$191,271
Canadian Dollar Futures Contracts	67	Jun 2020	4,764,370	58,424
British Pound Futures Contracts	14	Jun 2020	1,089,113	(35,211)
			$10,283,643	$214,484

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $812,726 (cost $844,132), or 0.8% of total net assets.
[2]	Rate indicated is the 7-day yield as of March 31, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$66,630,984	$30,124,994	$—	$96,755,978
Exchange-Traded Funds	1,242,192	—	—	1,242,192
Money Market Fund	239,362	—	—	239,362
Currency Futures Contracts**	249,695	—	—	249,695
Total Assets	$68,362,233	$30,124,994	$—	$98,487,227

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$35,211	$—	$—	$35,211

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
EXCHANGE-TRADED FUNDS† - 5.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	44,800	$5,533,248
iShares iBoxx High Yield Corporate Bond ETF	9,070	699,025
Total Exchange-Traded Funds
(Cost $6,142,800)		6,232,273

MUTUAL FUNDS† - 9.2%
Guggenheim Total Return Bond Fund — R6-Class[1]	224,366	6,239,624
Guggenheim Limited Duration Fund — R6-Class[1]	124,110	3,020,847
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	206,902	2,021,432
Total Mutual Funds
(Cost $11,050,406)		11,281,903

MONEY MARKET FUND† - 9.4%
Dreyfus Treasury Securities Cash Management — Institutional Shares 0.51%[2]	11,551,202	11,551,202
Total Money Market Fund
(Cost $11,551,202)		11,551,202

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.3%
Government Agency - 16.3%
Fannie Mae
3.16% due 01/01/30	1,300,000	1,474,719
3.58% due 04/01/33	1,262,976	1,458,493
3.00% due 12/01/29	1,250,000	1,401,216
2.94% due 10/01/32	1,148,170	1,278,172
3.37% due 06/01/39	1,000,000	1,165,200
3.43% due 09/01/34	1,000,000	1,159,328
3.83% due 05/01/49	1,000,000	1,119,147
3.01% due 12/01/27	1,000,000	1,108,301
3.33% due 04/01/30	969,635	1,100,080
3.08% due 10/01/32	500,000	567,479
2.99% due 09/01/29	500,000	558,987
3.11% due 10/01/29	500,000	558,912
2.96% due 11/01/29	500,000	557,625
2.90% due 11/01/29	500,000	555,391
2.86% due 09/01/29	500,000	554,904
Freddie Mac Multifamily Structured Pass Through Certificates
2017-KGX1, 3.00% due 10/25/27	1,200,000	1,344,108
2017-KW03, 3.02% due 06/25/27	1,050,000	1,178,415
2018-K074, 3.60% due 02/25/28	1,000,000	1,148,610
2019-1513, 2.80% due 08/25/34	650,000	708,430
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	900,000	982,264
Total Government Agency		19,979,781
Residential Mortgage Backed Securities - 11.8%
New Residential Advance Receivables Trust Advance Receivables Backed
2019-T4, 2.33% due 10/15/51[3]	1,000,000	968,918
2019-T3, 2.51% due 09/15/52[3]	750,000	714,809
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50[3,4]	956,894	918,074
2019-1, 2.94% (WAC) due 06/25/49[3,4]	277,414	275,560
Soundview Home Loan Trust
2006-OPT5, 1.09% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	882,603	807,093
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 1.07% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[4]	1,542,960	783,970
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[3,4]	757,557	771,706
Home Equity Loan Trust
2007-FRE1, 1.14% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	911,811	760,435
Homeward Opportunities Fund I Trust
2019-2, 2.70% (WAC) due 09/25/59[3,4]	776,380	744,236
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[3,4]	737,473	704,348

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.3% (continued)
Residential Mortgage Backed Securities - 11.8% (continued)
NovaStar Mortgage Funding Trust Series
2007-2, 1.15% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[4]	768,118	$692,121
GSAA Trust
2005-10, 1.60% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 06/25/35[4]	693,937	673,397
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[3,4]	580,143	591,299
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 1.08% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[3,4]	595,002	569,645
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[3,4]	552,933	542,786
Luminent Mortgage Trust
2006-2, 1.15% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[4]	725,122	540,409
CIT Mortgage Loan Trust
2007-1, 2.40% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[3,4]	339,965	335,000
2007-1, 2.30% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[3,4]	159,700	153,204
CSMC Series
2015-12R, 2.16% (WAC) due 11/30/37[3,4]	501,894	476,646
Freddie Mac STACR Trust
2020-DNA2, 1.70% (1 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 02/25/50[3,4]	500,000	476,156
HarborView Mortgage Loan Trust
2006-14, 0.90% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[4]	542,090	422,793
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[5]	2,432,926	407,889
NRPL Trust
2019-3A, 3.00% due 07/25/59[3]	338,435	340,163
Towd Point Mortgage Trust
2018-1, 3.00% (WAC) due 01/25/58[3,4]	251,092	252,244
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.81% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[4]	321,335	249,534
Fannie Mae Connecticut Avenue Securities
2016-C01, 7.70% (1 Month USD LIBOR + 6.75%, Rate Floor: 0.00%) due 08/25/28[4]	185,143	176,791
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	107,291	110,609
Morgan Stanley Re-REMIC Trust
2010-R5, 3.90% due 06/26/36[3]	70,248	55,428
Total Residential Mortgage Backed Securities		14,515,263
Military Housing - 1.9%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[3]	950,820	1,181,353
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 3.48% (WAC) due 11/25/55[3,4]	953,446	1,084,318
Total Military Housing		2,265,671
Commercial Mortgage Backed Securities - 1.3%
GS Mortgage Securities Trust
2020-GC45, 0.68% (WAC) due 02/13/53[4,5]	9,997,996	491,079
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.49% (WAC) due 01/15/59[4,5]	4,208,431	254,836
2015-NXS1, 2.63% due 05/15/48	79,875	79,778
Citigroup Commercial Mortgage Trust
2016-GC37, 1.75% (WAC) due 04/10/49[4,5]	3,693,296	288,295
CFCRE Commercial Mortgage Trust
2016-C3, 1.02% (WAC) due 01/10/48[4,5]	5,743,065	273,628

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.3% (continued)
Commercial Mortgage Backed Securities - 1.3% (continued)
COMM Mortgage Trust
2015-CR26, 0.95% (WAC) due 10/10/48[4,5]	6,411,090	$261,765
Total Commercial Mortgage Backed Securities		1,649,381
Total Collateralized Mortgage Obligations
(Cost $36,918,004)		38,410,096

ASSET-BACKED SECURITIES†† - 17.1%
Collateralized Loan Obligations - 9.7%
MP CLO VIII Ltd.
2018-2A, 2.71% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[3,4]	987,190	955,230
NXT Capital CLO LLC
2017-1A, 3.52% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[3,4]	1,000,000	936,248
Midocean Credit CLO VII
2020-7A, 3.20% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[3,4]	1,000,000	934,767
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 2.60% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[3,4]	1,000,000	933,014
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[3]	1,000,000	929,668
BXMT Ltd.
2020-FL2, 1.95% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[3,4]	1,000,000	920,076
Marathon CLO VII Ltd.
2017-7A, 3.45% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[3,4]	1,000,000	899,500
Halcyon Loan Advisors Funding Ltd.
2017-3A, 2.72% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[3,4]	866,727	839,976
Golub Capital Partners CLO Ltd.
2018-36A, 3.04% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,4]	850,000	746,830
NewStar Clarendon Fund CLO LLC
2019-1A, 3.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[3,4]	685,271	668,973
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[3,6]	1,000,000	667,933
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.13% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,4]	750,000	658,027
THL Credit Wind River CLO Ltd.
2019-1A, 2.71% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[3,4]	587,259	584,383
LoanCore Issuer Ltd.
2018-CRE1, 2.21% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[3,4]	500,000	444,952
Treman Park CLO Ltd.
2015-1A, due 10/20/28[3,6]	500,000	343,031
Golub Capital Partners CLO 17 Ltd.
2017-17A, 3.44% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[3,4]	250,000	232,698
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 3.24% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,4]	109,000	100,948
Copper River CLO Ltd.
2007-1A, due 01/20/21[6,7]	600,000	61,364
Total Collateralized Loan Obligations		11,857,618
Transport-Aircraft - 2.1%
Raspro Trust
2005-1A, 2.89% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[3,4]	542,298	508,931
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	650,026	480,278
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	458,589	397,281

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 17.1% (continued)
Transport-Aircraft - 2.1% (continued)
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[7]	422,684	$371,962
SAPPHIRE AVIATION FINANCE II Ltd.
2020-1A, 3.23% due 03/15/40[3]	500,000	323,400
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	482,150	316,026
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	237,884	188,805
Total Transport-Aircraft		2,586,683
Financial - 1.8%
Station Place Securitization Trust
2019-6, 1.53% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/24/21†††,3,4	700,000	700,000
2019-9, 1.63% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 10/24/20†††,3,4,8	350,000	350,000
2019-2, 1.48% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/24/21†††,3,4,8	250,000	250,000
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[3]	500,000	479,865
Madison Avenue Secured Funding Trust
2019-1, 2.23% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/11/20†††,3,4,8	250,000	250,000
Nassau LLC
2019-1, 3.98% due 08/15/34[3]	235,959	221,706
Total Financial		2,251,571
Transport-Container - 1.0%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[3]	854,460	759,782
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[3]	433,333	407,099
Total Transport-Container		1,166,881
Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	1,000,000	929,311
Putnam Structured Product Funding Ltd.
2003-1A, 2.68% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[3,4]	157,222	155,396
Total Collateralized Debt Obligations		1,084,707
Net Lease - 0.9%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	1,171,015	844,172
Capital Automotive REIT
2020-1A, 3.81% due 02/15/50[3]	250,000	224,633
Total Net Lease		1,068,805
Whole Business - 0.4%
Domino's Pizza Master Issuer LLC
2017-1A, 3.04% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[3,4]	488,750	457,407
Wendy's Funding LLC
2015-1A, 4.50% due 06/15/45[3]	95,500	91,188
Total Whole Business		548,595
Insurance - 0.3%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34†††,3	385,500	401,952
Total Asset-Backed Securities
(Cost $23,342,897)		20,966,812

U.S. GOVERNMENT SECURITIES†† - 12.7%
U.S. Treasury Notes
2.38% due 02/29/24	6,680,000	7,211,530
2.50% due 02/28/26	2,017,000	2,253,210
1.88% due 02/28/22	490,000	505,542
U.S. Treasury Bonds
2.25% due 08/15/49	2,343,000	2,854,341
due 02/15/50[9,10]	3,460,000	2,297,315
2.88% due 05/15/49	287,000	391,609
Total U.S. Government Securities
(Cost $14,040,894)		15,513,547

CORPORATE BONDS†† - 7.8%
Financial - 2.9%
Standard Chartered Bank
2.15% (3 Month USD LIBOR + 0.40%) due 08/04/20[4]	320,000	319,780
Lloyds Bank Corporate Markets plc NY
2.11% (3 Month USD LIBOR + 0.37%) due 08/05/20[4]	320,000	319,749
Goldman Sachs Group, Inc.
3.50% due 04/01/25	300,000	306,667

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 7.8% (continued)
Financial - 2.9% (continued)
UBS AG
1.58% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[3,4]	300,000	$299,038
Capital One Financial Corp.
2.22% (3 Month USD LIBOR + 0.45%) due 10/30/20[4]	290,000	285,566
2.47% (3 Month USD LIBOR + 0.76%) due 05/12/20[4]	10,000	9,987
Standard Chartered plc
4.64% due 04/01/31[3,11]	250,000	256,360
Credit Suisse Group AG
4.19% due 04/01/31[3,11]	250,000	256,003
Discover Bank
3.10% due 06/04/20	250,000	249,625
JPMorgan Chase & Co.
4.49% due 03/24/31[11]	200,000	231,200
HSBC Holdings plc
4.95% due 03/31/30	200,000	218,400
American Express Co.
2.20% due 10/30/20	209,000	208,421
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	150,000	162,772
Crown Castle International Corp.
3.30% due 07/01/30	100,000	99,179
Ameriprise Financial, Inc.
3.00% due 04/02/25	90,000	89,619
American Tower Corp.
2.80% due 06/01/20	70,000	69,450
American Equity Investment Life Holding Co.
5.00% due 06/15/27	69,000	66,344
Assurant, Inc.
2.48% (3 Month USD LIBOR + 1.25%) due 03/26/21[4]	62,000	62,000
Total Financial		3,510,160
Consumer, Non-cyclical - 2.5%
Sysco Corp.
5.95% due 04/01/30	920,000	965,853
Mondelez International, Inc.
3.00% due 05/07/20	360,000	356,400
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	325,000	325,000
Humana, Inc.
2.50% due 12/15/20	300,000	298,656
Kraft Heinz Foods Co.
4.38% due 06/01/46	180,000	162,147
5.00% due 06/04/42	50,000	47,339
4.88% due 10/01/49[3]	50,000	45,463
Constellation Brands, Inc.
2.25% due 11/06/20	250,000	248,596
BAT Capital Corp.
4.70% due 04/02/27	190,000	193,072
Thermo Fisher Scientific, Inc.
4.50% due 03/25/30	150,000	168,621
Reynolds American, Inc.
6.88% due 05/01/20	145,000	145,379
ERAC USA Finance LLC
5.25% due 10/01/20[3]	50,000	50,798
Total Consumer, Non-cyclical		3,007,324
Industrial - 0.5%
Penske Truck Leasing Company Lp / PTL Finance Corp.
3.65% due 07/29/21[3]	300,000	303,725
Rolls-Royce plc
2.38% due 10/14/20[3]	200,000	188,473
Fox Corp.
3.05% due 04/07/25	60,000	59,906
Ingersoll-Rand Luxembourg Finance S.A.
2.63% due 05/01/20	50,000	50,007
Oshkosh Corp.
3.10% due 03/01/30	50,000	48,402
Vulcan Materials Co.
1.34% (3 Month USD LIBOR + 0.60%) due 06/15/20[4]	10,000	9,921
Total Industrial		660,434
Utilities - 0.5%
NextEra Energy Capital Holdings, Inc.
1.83% (3 Month USD LIBOR + 0.45%) due 09/28/20[4]	330,000	330,280
Exelon Corp.
2.85% due 06/15/20	250,000	249,973
Pennsylvania Electric Co.
5.20% due 04/01/20	30,000	30,000
Total Utilities		610,253
Communications - 0.4%
ViacomCBS, Inc.
4.75% due 05/15/25	310,000	311,448
Verizon Communications, Inc.
3.15% due 03/22/30	150,000	161,573
Telefonica Emisiones S.A.
5.13% due 04/27/20	30,000	30,002
Total Communications		503,023
Consumer, Cyclical - 0.4%
Marriott International, Inc.
2.18% (3 Month USD LIBOR + 0.60%) due 12/01/20[4]	300,000	280,737
McDonald's Corp.
3.50% due 07/15/20	200,000	200,876
Aramark Services, Inc.
5.00% due 02/01/28[3]	10,000	9,306
Total Consumer, Cyclical		490,919
Energy - 0.3%
Exxon Mobil Corp.
3.48% due 03/19/30	300,000	331,330
Marathon Petroleum Corp.
3.40% due 12/15/20	50,000	49,534
Total Energy		380,864
Technology - 0.3%
Fiserv, Inc.
2.70% due 06/01/20	340,000	338,941

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 7.8% (continued)
Technology - 0.3% (continued)
QUALCOMM, Inc.
2.25% due 05/20/20	40,000	$39,995
Total Technology		378,936
Total Corporate Bonds
(Cost $9,417,613)		9,541,913

FEDERAL AGENCY BONDS†† - 5.2%
Fannie Mae Principal Strips
due 07/15/37[9,10]	2,500,000	1,756,604
Freddie Mac Principal Strips
due 07/15/32[9,10]	1,950,000	1,582,783
Residual Funding Corporation Principal Strips
due 01/15/30[9,10]	1,590,000	1,371,800
due 04/15/30[9,10]	105,000	90,050
Tennessee Valley Authority
5.38% due 04/01/56	750,000	1,344,759
Tennessee Valley Authority Principal Strips
due 01/15/48[9,10]	500,000	247,734
Total Federal Agency Bonds
(Cost $5,236,690)		6,393,730

MUNICIPAL BONDS†† - 2.1%
California - 1.0%
Cypress School District General Obligation Unlimited
due 08/01/48[9]	1,000,000	361,320
State of California General Obligation Unlimited
7.55% due 04/01/39	100,000	162,270
7.35% due 11/01/39	100,000	154,569
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/46[9]	700,000	272,664
California Institute of Technology
3.65% due 09/01/19	225,000	232,798
Total California		1,183,621
Illinois - 0.4%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	446,764
Illinois Finance Authority Revenue Bonds
0.75% (VRDN) due 08/15/42[12]	80,000	80,000
Total Illinois		526,764
Maryland - 0.4%
Johns Hopkins University
2.81% due 01/01/60	500,000	451,415
New York - 0.3%
City of New York New York General Obligation Unlimited
0.75% (VRDN) due 03/01/40[12]	100,000	100,000
0.80% (VRDN) due 03/01/42[12]	80,000	80,000
Triborough Bridge & Tunnel Authority Revenue Bonds
0.87% (VRDN) due 01/01/33[12]	140,000	140,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
0.80% (VRDN) due 02/01/45[12]	80,000	80,000
0.75% (VRDN) due 02/01/45[12]	40,000	40,000
Total New York		440,000
Pennsylvania - 0.0%
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
0.75% (VRDN) due 07/01/41[12]	30,000	30,000
Total Municipal Bonds
(Cost $2,580,010)		2,631,800

SENIOR FLOATING RATE INTERESTS††,4 - 0.4%
Industrial - 0.2%
Capstone Logistics
5.57% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/07/21	282,971	240,525
Consumer, Non-cyclical - 0.1%
Elanco Animal Health, Inc.
1.75% due 02/04/27	100,000	94,500
Financial - 0.1%
RPI (Royalty Pharma) 2019 Intermediate Finance Trust
2.74% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/11/27	99,750	91,770
Total Senior Floating Rate Interests
(Cost $482,031)		426,795

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.2%
Put options on:
BofA Merrill Lynch 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	$50,900,000	$108,417
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	41,800,000	89,034
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	29,500,000	40,120
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	9,300,000	19,809
BofA Merrill Lynch 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	4,500,000	6,120
Total OTC Options Purchased
(Cost $288,851)		263,500
Total Investments - 100.5%
(Cost $121,051,398)		$123,213,571
Other Assets & Liabilities, net - (0.5)%		(584,134)
Total Net Assets - 100.0%		$122,629,437

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 10 Year Note Futures Contracts	14	Jun 2020	$1,944,031	$(1,466)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.33.V3	5.00%	Quarterly	12/20/24	$1,989,400	$(121,291)	$(190,031)	$68,740
BofA Securities, Inc.	ICE	CDX.NA.IG.34	1.00%	Quarterly	06/20/25	22,710,000	(159,366)	(447,405)	288,039
							$(280,657)	$(637,436)	$356,779

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.10%	Annually	08/28/24	$6,470,000	$260,598	$290	$260,308
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.23%	Annually	08/22/21	6,400,000	103,731	219	103,512
								$364,329	$509	$363,820

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Sovereign Debt Swap Agreements††
Deutsche Bank AG	Korea Monetary Stabilization Bond	2.20% (3 Month USD LIBOR + 0.45%)	At Maturity	08/04/21	N/A	$493,586	$330

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2020	Unrealized Appreciation
Citibank N.A., New York	4,780,000	BRL	07/01/21	$1,134,050	$903,601	$230,449
Goldman Sachs International	1,350,000	BRL	07/01/20	350,558	259,620	90,938
Citibank N.A., New York	1,140,000	BRL	07/01/20	293,633	219,235	74,398
Bank of America, N.A.	176,088,000	JPY	08/02/21	1,737,682	1,663,664	74,018
Goldman Sachs International	1,300,000	BRL	07/01/21	304,557	245,749	58,808
Goldman Sachs International	1,148,550	EUR	07/30/21	1,334,185	1,285,512	48,673
JPMorgan Chase Bank, N.A.	900,000	BRL	07/01/21	213,802	170,134	43,668
Morgan Stanley Capital Services LLC	88,044,000	JPY	08/02/21	864,108	831,832	32,276
Citibank N.A., New York	88,044,000	JPY	05/06/21	858,631	829,796	28,835
Goldman Sachs International	4,191,500	ILS	04/30/21	1,227,340	1,205,589	21,751
Goldman Sachs International	45,222,600	JPY	12/20/21	446,819	428,923	17,896
Barclays Bank plc	35,017,500	JPY	06/01/21	342,771	330,272	12,499
Deutsche Bank AG	601,856,762	KRW	08/04/21	513,267	502,286	10,981
Goldman Sachs International	1,107,750	ILS	01/31/22	327,441	318,020	9,421
Bank of America, N.A.	643,550	ILS	01/31/22	190,795	184,754	6,041
Goldman Sachs International	1,103,122	ILS	02/01/21	321,288	316,685	4,603
Citibank N.A., New York	676,700	ILS	04/30/21	197,663	194,637	3,026
Barclays Bank plc	140,000	MXN	04/08/20	7,231	5,897	1,334
Citibank N.A., New York	120,000	MXN	04/23/20	6,179	5,044	1,135
Bank of America, N.A.	353,500	ILS	04/30/21	102,806	101,676	1,130
Bank of America, N.A.	9,432	EUR	06/15/20	10,846	10,428	418
Goldman Sachs International	8,384	EUR	06/15/20	9,647	9,270	377
Goldman Sachs International	8,550	EUR	07/30/20	9,719	9,467	252
Goldman Sachs International	41,614	ILS	04/30/20	11,981	11,763	218
Bank of America, N.A.	33,550	ILS	02/01/21	9,802	9,631	171
Bank of America, N.A.	88,000	JPY	02/01/21	859	827	32
Citibank N.A., New York	6,718	ILS	04/30/20	1,930	1,899	31
Deutsche Bank AG	1,606,762	KRW	08/05/20	1,354	1,326	28
Deutsche Bank AG	1,571,833	KRW	05/11/20	1,320	1,292	28
Bank of America, N.A.	88,000	JPY	08/03/20	851	823	28
Deutsche Bank AG	1,554,368	KRW	05/07/21	1,322	1,295	27
Deutsche Bank AG	1,606,762	KRW	02/04/21	1,362	1,335	27
Deutsche Bank AG	1,606,762	KRW	11/04/20	1,358	1,331	27
Morgan Stanley Capital Services LLC	44,000	JPY	02/01/21	428	414	14
Morgan Stanley Capital Services LLC	44,000	JPY	08/03/20	423	411	12
Bank of America, N.A.	3,510	ILS	04/30/20	1,004	992	12
Citibank N.A., New York	44,000	JPY	11/02/20	424	412	12
Citibank N.A., New York	44,000	JPY	05/01/20	420	410	10
Goldman Sachs International	22,600	JPY	06/21/21	221	213	8
Goldman Sachs International	22,600	JPY	12/21/20	218	212	6
Goldman Sachs International	22,600	JPY	06/22/20	216	211	5
Barclays Bank plc	17,500	JPY	12/01/20	169	164	5
Barclays Bank plc	17,500	JPY	06/01/20	167	163	4
						$773,632

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	1,751,300	ILS	01/31/22	$477,073	$502,772	$25,699
Goldman Sachs International	2,610,850	ILS	04/30/21	728,189	750,952	22,763
JPMorgan Chase Bank, N.A.	2,610,850	ILS	04/30/21	735,658	750,952	15,294
Goldman Sachs International	1,136,764	ILS	02/01/21	317,853	326,342	8,489
Goldman Sachs International	88,044,000	JPY	05/06/21	825,309	829,796	4,487
JPMorgan Chase Bank, N.A.	35,017,500	JPY	06/01/21	328,649	330,272	1,623
Goldman Sachs International	25,921	ILS	04/30/20	7,124	7,327	203
JPMorgan Chase Bank, N.A.	25,921	ILS	04/30/20	7,201	7,327	126
Goldman Sachs International	44,000	JPY	11/02/20	411	413	2
Goldman Sachs International	44,000	JPY	05/01/20	408	410	2
JPMorgan Chase Bank, N.A.	17,500	JPY	12/01/20	163	164	1
JPMorgan Chase Bank, N.A.	17,500	JPY	06/01/20	162	163	1
Barclays Bank plc	22,600	JPY	06/22/20	212	211	(1)
Barclays Bank plc	22,600	JPY	12/21/20	213	212	(1)
Barclays Bank plc	22,600	JPY	06/21/21	214	213	(1)
JPMorgan Chase Bank, N.A.	132,000	JPY	02/01/21	1,244	1,241	(3)
JPMorgan Chase Bank, N.A.	132,000	JPY	08/03/20	1,237	1,234	(3)
Goldman Sachs International	8,550	EUR	07/30/20	9,700	9,467	(233)
JPMorgan Chase Bank, N.A.	17,816	EUR	06/15/20	20,055	19,698	(357)
Goldman Sachs International	120,000	MXN	04/23/20	6,223	5,044	(1,179)
Goldman Sachs International	140,000	MXN	04/08/20	7,281	5,897	(1,384)
Barclays Bank plc	45,222,600	JPY	12/20/21	431,061	428,923	(2,138)
JPMorgan Chase Bank, N.A.	264,132,000	JPY	08/02/21	2,500,539	2,495,496	(5,043)
Goldman Sachs International	2,490,000	BRL	07/01/20	489,911	478,856	(11,055)
JPMorgan Chase Bank, N.A.	2,339,000	BRL	07/01/21	453,294	442,159	(11,135)
Citibank N.A., New York	4,641,000	BRL	07/01/21	890,025	877,324	(12,701)
Goldman Sachs International	1,148,550	EUR	07/30/21	1,317,962	1,285,512	(32,450)
						$1,006

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2020.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $32,618,267 (cost $34,949,677), or 26.6% of total net assets.
[4]	Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Security is an interest-only strip.
[6]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $433,326 (cost $1,122,101), or 0.4% of total net assets — See Note 6.
[8]	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued securities amounts to $850,000, (cost $850,000) or 0.7% of total net assets.
[9]	Zero coupon rate security.
[10]	Security is a principal-only strip.
[11]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[12]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at March 31, 2020.

BofA — Bank of America

BRL — Brazilian Real

CDX.NA.HY.33.V3 — Credit Default Swap North American High Yield Series 33 Index

CDX.NA.IG.34 — Credit Default Swap North American Investment Grade Series 34 Index

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

REIT — Real Estate Investment Trust

VRDN — Variable Rate Demand Note

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$6,232,273	$—	$—	$6,232,273
Mutual Funds	11,281,903	—	—	11,281,903
Money Market Fund	11,551,202	—	—	11,551,202
Collateralized Mortgage Obligations	—	38,410,096	—	38,410,096
Asset-Backed Securities	—	19,014,860	1,951,952	20,966,812
U.S. Government Securities	—	15,513,547	—	15,513,547
Corporate Bonds	—	9,541,913	—	9,541,913
Federal Agency Bonds	—	6,393,730	—	6,393,730
Municipal Bonds	—	2,631,800	—	2,631,800
Senior Floating Rate Interests	—	426,795	—	426,795
Options Purchased	—	263,500	—	263,500
Credit Default Swap Agreements**	—	356,779	—	356,779
Interest Rate Swap Agreements**	—	363,820	—	363,820
Total Return Swap Agreements**	—	330	—	330
Forward Foreign Currency Exchange Contracts**	—	852,322	—	852,322
Total Assets	$29,065,378	$93,769,492	$1,951,952	$124,786,822

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$1,466	$—	$—	$1,466
Forward Foreign Currency Exchange Contracts**	—	77,684	—	77,684
Total Liabilities	$1,466	$77,684	$—	$79,150

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$850,000	Model Price	Purchase Price	—	—
Asset-Backed Securities	700,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	401,952	Third Party Pricing	Broker Quote	—	—
Total Assets	$1,951,952

Significant changes in a quote, yield, market comparable yields, or valuation multiples would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2020, the Fund had assets with a total value of $901,952 transfer into Level 3 from Level 2 due to lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2020:

Asset-Backed Securities
Beginning Balance	$1,050,000
Purchases/(Receipts)	-
(Sales, maturities and paydowns)/Fundings	-
Amortization of premiums/discounts	-
Total realized gains (losses) included in earnings	-
Total change in unrealized appreciation (depreciation) included in earnings	-
Transfers into Level 3	901,952
Transfers out of Level 3	-
Ending Balance	$1,951,952
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2020	$-

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Total Return Bond Fund — R6-Class	$6,055,444	$34,731	$–	$–	$149,449	$6,239,624	224,366	$35,069
Guggenheim Limited Duration Fund — R6-Class	3,032,782	15,396	–	–	(27,331)	3,020,847	124,110	15,531
Guggenheim Ultra Short Duration Fund — Institutional Class	2,048,198	10,416	–	–	(37,182)	2,021,432	206,902	10,512
	$11,136,424	$60,543	$–	$–	$84,936	$11,281,903		$61,112

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS†† - 0.2%
Industrial - 0.2%
API Heat Transfer Parent LLC*	170,114	$46,781
BP Holdco LLC*,†††,1,2	11,609	3,042
Vector Phoenix Holdings, LP*,†††,1	11,609	824
Total Industrial		50,647
Consumer, Non-cyclical - 0.0%
Chef Holdings, Inc.*,†††,1	20	1,767
Total Common Stocks
(Cost $90,943)		52,414

PREFERRED STOCKS†† - 0.1%
Industrial - 0.1%
API Heat Transfer Intermediate*	36	27,724
Total Preferred Stocks
(Cost $28,949)		27,724

MONEY MARKET FUND† - 3.6%
Federated U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.46%[3]	1,213,115	1,213,115
Total Money Market Fund
(Cost $1,213,115)		1,213,115

	Face Amount
SENIOR FLOATING RATE INTERESTS††,4 - 87.5%
Industrial - 18.4%
DG Investment Intermediate Holdings 2, Inc.
3.99% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 02/03/25	$627,922	527,454
Charter Nex US, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/16/24	506,760	428,213
4.49% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 05/16/24	98,087	84,846
Altra Industrial Motion Corp.
2.99% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	574,328	499,126
WP CPP Holdings LLC
5.53% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	633,194	474,895
Hillman Group, Inc.
5.07% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	589,500	457,599
TransDigm, Inc.
3.24% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	497,484	451,467
Engineered Machinery Holdings, Inc.
4.45% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 07/19/24	549,926	448,189
American Builders & Contractors Supply Co., Inc.
2.99% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/15/27	447,750	420,885
USIC Holding, Inc.
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/08/23	490,211	411,777
Berry Global, Inc.
2.86% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/01/26	420,453	397,328
CPG International LLC
5.93% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/06/24	343,813	285,152
American Bath Group LLC
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/29/23	264,140	223,198
VC GB Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††	267,048	218,979
BWAY Holding Co.
5.08% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	258,087	209,213
Titan Acquisition Ltd. (Husky)
4.45% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	196,000	159,740
API Heat Transfer
7.45% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 01/01/24	157,455	128,203
7.45% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 10/02/23†††	28,092	24,344
KUEHG Corp. (KinderCare)
5.20% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/21/25	179,756	133,199
Bioplan USA, Inc.
5.82% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21†††	167,277	113,748
Reece Ltd.
3.46% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 01/04/27†††	99,494	92,529

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 87.5% (continued)
Industrial - 18.4% (continued)
Hayward Industries, Inc.
4.49% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	$105,634	$82,791
Total Industrial		6,272,875
Consumer, Cyclical - 16.7%
Power Solutions (Panther)
4.44% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	573,563	521,942
Titan US Finco LLC
5.45% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/01/26	595,462	507,631
Navistar Inc.
4.28% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	589,861	507,280
Samsonite IP Holdings SARL
2.74% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/25/25	503,902	415,719
AMC Entertainment, Inc.
4.08% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/22/26	545,120	397,425
American Tire Distributors, Inc.
8.54% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	516,468	340,869
7.20% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	57,427	53,407
Crown Finance US, Inc.
3.32% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/28/25	571,029	385,445
Mavis Tire Express Services Corp.
4.70% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	441,867	350,180
AVSC Holding Corp.
4.89% (1 Month USD LIBOR + 3.25% and 3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 03/03/25	539,196	336,998
1011778 BC Unlimited Liability Co.
2.74% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	349,125	321,195
IBC Capital Ltd.
4.64% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	374,021	316,047
IRB Holding Corp.
3.75% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 02/05/25	334,587	257,006
Equinox Holdings, Inc.
4.07% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/08/24	233,801	169,653
EG Finco Ltd.
5.07% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	194,028	143,581
Prime Security Services Borrower LLC (ADT)
4.61% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 09/23/26	149,250	133,280
Wyndham Hotels & Resorts, Inc.
2.74% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 05/30/25	147,750	129,097
American Express GBT
due 02/26/27†††	108,850	92,522
Playtika Holding Corp.
7.07% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	98,750	91,673
1-800 Contacts
4.08% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/22/23	92,306	82,095
Petco Animal Supplies, Inc.
5.03% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	86,032	59,276
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	74,287	41,006
CPI Acquisition, Inc.
6.38% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.50%) due 08/17/22	41,839	26,058
Total Consumer, Cyclical		5,679,385
Consumer, Non-cyclical - 15.7%
PAREXEL International Corp.
3.74% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 09/27/24	667,157	566,250
IQVIA Holdings, Inc.
3.20% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/11/25	593,955	564,257

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 87.5% (continued)
Consumer, Non-cyclical - 15.7% (continued)
Endo Luxembourg Finance Co.
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	$537,690	$479,888
Hearthside Group Holdings LLC
4.68% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	540,375	448,511
JBS USA Lux SA
3.07% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/01/26	472,155	439,440
US Foods, Inc.
3.07% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/14/26	447,750	406,557
Bombardier Recreational Products, Inc.
2.99% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	490,510	402,218
Syneos Health, Inc.
2.74% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/01/24	380,133	364,928
Valeant Pharmaceuticals International, Inc.
3.36% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 11/27/25	318,750	301,219
Springs Window Fashions
5.32% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25†††	196,500	170,955
9.57% (3 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	100,000	82,333
Grifols Worldwide Operations USA, Inc.
2.68% (1 Week USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	250,000	235,625
Diamond (BC) BV
4.78% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	293,250	217,005
Sigma Holding BV (Flora Food)
4.91% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/02/25	245,625	214,512
Froneri US, Inc.
3.24% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	200,000	189,500
BCPE Eagle Buyer LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	194,975	146,231
Immucor, Inc.
6.45% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	145,875	124,723
CTI Foods Holding Co. LLC
8.77% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 05/03/24†††,1	11,083	10,528
Total Consumer, Non-cyclical		5,364,680
Communications - 14.5%
Telenet Financing USD LLC
2.70% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28	600,000	546,600
CSC Holdings, LLC
2.86% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	513,602	488,779
SFR Group S.A.
4.39% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 01/31/26	485,084	451,128
GTT Communications, Inc.
3.74% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	638,625	446,239
Ziggo Financing Partnership
3.20% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	450,000	423,000
McGraw-Hill Global Education Holdings LLC
5.45% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	466,403	379,339
Cengage Learning Acquisitions, Inc.
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	436,302	351,585
Sprint Communications, Inc.
3.50% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 02/02/24	291,000	288,818
Zayo Group Holdings, Inc.
3.99% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	300,000	282,000
ProQuest, LLC
4.49% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/23/26	299,250	278,303
Internet Brands, Inc.
4.82% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	249,248	209,618

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 87.5% (continued)
Communications - 14.5% (continued)
Virgin Media Bristol LLC
3.20% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	$215,406	$198,173
Altice US Finance I Corp.
2.86% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	198,000	189,090
Market Track LLC
6.03% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	195,000	156,000
Authentic Brands
4.95% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	168,827	133,162
Liberty Cablevision Of Puerto Rico LLC
5.70% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	100,000	91,625
Charter Communications Operating, LLC
2.74% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/01/27	26,927	25,738
Total Communications		4,939,197
Technology - 8.5%
MACOM Technology Solutions Holdings, Inc.
3.24% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 05/17/24	687,626	611,987
Neustar, Inc.
4.57% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	538,945	406,364
Blackhawk Network
3.99% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/16/25	489,265	394,906
LANDesk Group, Inc.
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	251,585	221,395
Aspect Software, Inc.
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24†††	213,402	161,475
6.23% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 07/17/23†††,1	19,125	18,912
Micron Technology, Inc.
2.99% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/29/25	172,467	165,569
Solera LLC
4.36% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/03/23	174,012	162,266
Cvent, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	196,492	138,855
Emerald TopCo, Inc. (Press Ganey)
4.49% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	149,250	135,818
TIBCO Software, Inc.
4.74% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26†††	138,000	129,720
Greenway Health LLC
4.82% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	195,970	122,154
EIG Investors Corp.
5.39% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	151,208	120,211
Brave Parent Holdings, Inc.
5.78% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	98,496	84,214
Optiv, Inc.
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	39,865	30,269
Total Technology		2,904,115
Basic Materials - 7.7%
LTI Holdings, Inc.
4.49% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	689,500	505,059
HB Fuller Co.
2.77% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/21/24	543,203	468,175
PQ Corp.
4.03% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/08/27	491,144	450,625
Messer Industries USA, Inc.
3.95% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	494,380	437,032
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	475,278	408,739

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 87.5% (continued)
Basic Materials - 7.7% (continued)
Vectra Co.
4.24% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	$442,125	$362,542
Total Basic Materials		2,632,172
Financial - 5.5%
NFP Corp.
4.24% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	568,887	485,449
HUB International Ltd.
4.54% (2 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	497,475	462,154
Delos Finance SARL (International Lease Finance)
3.20% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/06/23	490,000	439,775
LPL Holdings, Inc.
2.71% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/12/26	355,775	333,539
Aretec Group, Inc.
5.24% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	246,875	161,703
Total Financial		1,882,620
Energy - 0.5%
Ultra Petroleum, Inc.
5.45% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) (in-kind rate was 0.25%) due 04/12/24[5]	325,900	153,443
Total Senior Floating Rate Interests
(Cost $35,475,975)		29,828,487

CORPORATE BONDS†† - 1.4%
Consumer, Non-cyclical - 1.4%
ADT Security Corp.
6.25% due 10/15/21	500,000	488,750
Total Corporate Bonds
(Cost $510,736)		488,750
Total Investments - 92.8%
(Cost $37,319,718)		$31,610,490
Other Assets & Liabilities, net - 7.2%		2,465,455
Total Net Assets - 100.0%		$34,075,945

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued securities amounts to $35,073, (cost $37,509) or 0.1% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7-day yield as of March 31, 2020.
[4]	Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Payment-in-kind security.

LIBOR — London Interbank Offered Rate

SARL — Societe A Responsabilite Limitee

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$46,781	$5,633	$52,414
Preferred Stocks	—	27,724	—	27,724
Money Market Fund	1,213,115	—	—	1,213,115
Senior Floating Rate Interests	—	28,794,775	1,033,712	29,828,487
Corporate Bonds	—	488,750	—	488,750
Total Assets	$1,213,115	$29,358,030	$1,039,345	$31,610,490

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$13,500	$13,500

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$5,633	Enterprise Value	Valuation Multiple	1.6x-9.1x	4.9x
Senior Floating Rate Interests	1,004,272	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	18,912	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	10,528	Enterprise Value	Valuation Multiple	9.1x	—
Total	$1,039,345
Liabilities:
Unfunded Loan Commitments	$13,500	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2020, the Fund had securities with a total value of $665,157 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total market value of $284,203 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended

March 31, 2020:

	Assets			Liabilities
	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$442,260	$7,408	$449,668	$(1,634)
Purchases/(Receipts)	263,508	-	263,508	(1,822)
(Sales, maturities and paydowns)/Fundings	(1,255)	-	(1,255)	481
Amortization of discount/premiums	48	-	48	-
Total realized gains or losses included in earnings	-	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	(51,803)	(1,775)	(53,578)	(10,525)
Transfers into Level 3	665,157	-	665,157	-
Transfers out of Level 3	(284,203)	-	(284,203)	-
Ending Balance	$1,033,712	$5,633	$1,039,345	$(13,500)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2020	$(31,065)	$(1,775)	$(32,840)	$(11,430)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20
Common Stock
BP Holdco LLC*,1	$4,099	$–	$–	$–	$(1,057)	$3,042	11,609

*	Non-income producing security.
1	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued and affiliated securities amounts to $3,042, (cost $4,099) or less than 0.1% of total net assets.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 13.5%
Industrial - 4.2%
Gentex Corp.	12,838	$284,490
Carlisle Companies, Inc.	1,844	231,017
Trimble, Inc.*	6,932	220,646
Lincoln Electric Holdings, Inc.	3,117	215,073
Knight-Swift Transportation Holdings, Inc.	6,282	206,049
ITT, Inc.	3,981	180,578
Hubbell, Inc.	1,547	177,503
Oshkosh Corp.	2,744	176,522
National Instruments Corp.	5,104	168,840
Landstar System, Inc.	1,728	165,646
Timken Co.	4,740	153,292
Kansas City Southern	1,171	148,928
AGCO Corp.	3,151	148,885
Old Dominion Freight Line, Inc.	1,052	138,020
Owens Corning	3,344	129,781
Expeditors International of Washington, Inc.	1,905	127,102
MasTec, Inc.*	3,382	110,693
Werner Enterprises, Inc.	3,050	110,593
Emerson Electric Co.	2,207	105,164
Masco Corp.	2,979	102,984
Cognex Corp.	2,433	102,721
Nordson Corp.	759	102,518
J.B. Hunt Transport Services, Inc.	1,091	100,623
Teledyne Technologies, Inc.*	330	98,099
Littelfuse, Inc.	701	93,527
Universal Display Corp.	700	92,246
Curtiss-Wright Corp.	937	86,588
Woodward, Inc.	1,444	85,831
Arconic, Inc.	5,146	82,645
Mettler-Toledo International, Inc.*	118	81,480
Garmin Ltd.	1,084	81,257
Jabil, Inc.	3,068	75,411
Rockwell Automation, Inc.	490	73,946
PerkinElmer, Inc.	964	72,570
Kirby Corp.*	1,601	69,595
TE Connectivity Ltd.	1,071	67,452
Waters Corp.*	368	66,994
EMCOR Group, Inc.	1,029	63,098
Moog, Inc. — Class A	950	48,003
Graco, Inc.	368	17,933
Trex Company, Inc.*	210	16,829
Coherent, Inc.*	154	16,387
Tetra Tech, Inc.	224	15,819
Total Industrial		4,913,378
Consumer, Non-cyclical - 3.7%
Hill-Rom Holdings, Inc.	2,330	234,398
Service Corporation International	5,420	211,976
West Pharmaceutical Services, Inc.	1,308	199,143
Post Holdings, Inc.*	2,270	188,342
Masimo Corp.*	1,047	185,445
Bio-Techne Corp.	901	170,848
PRA Health Sciences, Inc.*	1,975	164,004
Exelixis, Inc.*	9,100	156,702
Hologic, Inc.*	4,209	147,736
Integra LifeSciences Holdings Corp.*	3,205	143,167
Haemonetics Corp.*	1,396	139,125
Bio-Rad Laboratories, Inc. — Class A*	373	130,759
Catalent, Inc.*	2,516	130,706
STERIS plc	867	121,354
ICU Medical, Inc.*	590	119,044
Baxter International, Inc.	1,400	113,666
Alexion Pharmaceuticals, Inc.*	1,220	109,544
Kimberly-Clark Corp.	832	106,388
Encompass Health Corp.	1,656	106,034
Penumbra, Inc.*	615	99,218
Charles River Laboratories International, Inc.*	777	98,065
Molson Coors Beverage Co. — Class B	2,380	92,844
Globus Medical, Inc. — Class A*	2,154	91,609
Regeneron Pharmaceuticals, Inc.*	183	89,357
NuVasive, Inc.*	1,738	88,047
Helen of Troy Ltd.*	597	85,986
HealthEquity, Inc.*	1,606	81,248
Syneos Health, Inc.*	1,786	70,404
Edwards Lifesciences Corp.*	371	69,978
WEX, Inc.*	662	69,212
Deluxe Corp.	2,632	68,248
LivaNova plc*	1,459	66,020
Incyte Corp.*	846	61,952
Arrowhead Pharmaceuticals, Inc.*	1,861	53,541
MEDNAX, Inc.*	4,471	52,042
Aaron's, Inc.	2,169	49,410
Varian Medical Systems, Inc.*	412	42,296
Laboratory Corporation of America Holdings*	327	41,330
Brink's Co.	530	27,586
Sabre Corp.	4,427	26,252
Total Consumer, Non-cyclical		4,303,026
Consumer, Cyclical - 2.1%
Domino's Pizza, Inc.	845	273,839
Pool Corp.	1,025	201,689
Brunswick Corp.	4,436	156,901
PACCAR, Inc.	1,985	121,343
Deckers Outdoor Corp.*	902	120,868
Dunkin' Brands Group, Inc.	2,232	118,519
Cummins, Inc.	864	116,917
Polaris, Inc.	2,384	114,790
Wyndham Hotels & Resorts, Inc.	3,514	110,726
Wyndham Destinations, Inc.	4,575	99,278
Tempur Sealy International, Inc.*	2,103	91,922
Casey's General Stores, Inc.	686	90,888
Toll Brothers, Inc.	4,691	90,302
PulteGroup, Inc.	3,488	77,852
Marriott Vacations Worldwide Corp.	1,340	74,477
DR Horton, Inc.	1,939	65,926
Five Below, Inc.*	898	63,201
Skechers U.S.A., Inc. — Class A*	2,571	61,036

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 13.5% (continued)
Consumer, Cyclical - 2.1% (continued)
Visteon Corp.*	1,163	$55,801
Williams-Sonoma, Inc.	1,223	52,002
Jack in the Box, Inc.	1,300	45,565
Choice Hotels International, Inc.	669	40,976
KB Home	2,236	40,471
Hilton Worldwide Holdings, Inc.	520	35,485
VF Corp.	641	34,665
RH*	341	34,261
Six Flags Entertainment Corp.	2,446	30,673
Scientific Games Corp. — Class A*	2,920	28,324
Toro Co.	408	26,556
Eldorado Resorts, Inc.*	1,649	23,746
Scotts Miracle-Gro Co. — Class A	187	19,149
Total Consumer, Cyclical		2,518,148
Technology - 1.5%
Teradyne, Inc.	4,411	238,944
Fair Isaac Corp.*	478	147,076
Tyler Technologies, Inc.*	463	137,307
Cerner Corp.	2,068	130,263
Teradata Corp.*	4,343	88,988
Citrix Systems, Inc.	610	86,346
Seagate Technology plc	1,705	83,204
Lumentum Holdings, Inc.*	1,113	82,028
Silicon Laboratories, Inc.*	959	81,908
NetApp, Inc.	1,861	77,585
Perspecta, Inc.	4,208	76,754
Synaptics, Inc.*	1,310	75,810
CDK Global, Inc.	2,184	71,744
MKS Instruments, Inc.	834	67,929
Maxim Integrated Products, Inc.	1,254	60,957
Skyworks Solutions, Inc.	554	49,516
CACI International, Inc. — Class A*	165	34,840
Manhattan Associates, Inc.*	524	26,106
Cabot Microelectronics Corp.	169	19,290
PTC, Inc.*	307	18,791
j2 Global, Inc.*	237	17,739
Blackbaud, Inc.	310	17,221
ACI Worldwide, Inc.*	704	17,002
Monolithic Power Systems, Inc.	100	16,746
Total Technology		1,724,094
Communications - 0.8%
Cable One, Inc.	93	152,893
New York Times Co. — Class A	4,101	125,942
FactSet Research Systems, Inc.	480	125,126
Ciena Corp.*	3,104	123,570
Yelp, Inc. — Class A*	5,913	106,611
Viavi Solutions, Inc.*	8,045	90,185
Etsy, Inc.*	2,116	81,339
eBay, Inc.	2,599	78,126
Omnicom Group, Inc.	663	36,399
Total Communications		920,191
Financial - 0.7%
RenaissanceRe Holdings Ltd.	513	76,601
SEI Investments Co.	1,620	75,071
Western Union Co.	3,498	63,418
Brown & Brown, Inc.	1,623	58,785
Cousins Properties, Inc. REIT	1,768	51,749
Camden Property Trust REIT	644	51,031
CyrusOne, Inc. REIT	815	50,326
Kilroy Realty Corp. REIT	768	48,922
Commerce Bancshares, Inc.	937	47,178
Douglas Emmett, Inc. REIT	1,508	46,009
Omega Healthcare Investors, Inc. REIT	1,656	43,950
National Retail Properties, Inc. REIT	1,313	42,265
Jones Lang LaSalle, Inc.	358	36,151
Healthcare Realty Trust, Inc. REIT	1,293	36,113
American Campus Communities, Inc. REIT	1,057	29,332
Highwoods Properties, Inc. REIT	793	28,088
Weingarten Realty Investors REIT	1,814	26,176
Brixmor Property Group, Inc. REIT	2,713	25,774
Alleghany Corp.	33	18,228
PS Business Parks, Inc. REIT	130	17,618
EastGroup Properties, Inc. REIT	168	17,553
Total Financial		890,338
Energy - 0.3%
Murphy USA, Inc.*	1,017	85,794
SolarEdge Technologies, Inc.*	766	62,720
Cabot Oil & Gas Corp. — Class A	3,226	55,455
EOG Resources, Inc.	1,480	53,162
WPX Energy, Inc.*	10,622	32,397
Cimarex Energy Co.	1,620	27,265
Murphy Oil Corp.	4,215	25,838
Devon Energy Corp.	2,550	17,620
Marathon Oil Corp.	4,746	15,614
Matador Resources Co.*	5,556	13,779
Total Energy		389,644
Basic Materials - 0.1%
Reliance Steel & Aluminum Co.	536	46,948
RPM International, Inc.	480	28,560
Royal Gold, Inc.	187	16,402
Total Basic Materials		91,910
Utilities - 0.1%
Essential Utilities, Inc.	1,735	70,614
Total Common Stocks
(Cost $20,572,904)		15,821,343

EXCHANGE-TRADED FUNDS† - 1.1%
iShares S&P MidCap 400 Growth Index Fund	7,100	1,267,066
Total Exchange-Traded Funds
(Cost $1,250,276)		1,267,066

MUTUAL FUNDS† - 78.1%
Guggenheim Strategy Fund III[1]	1,591,944	38,318,081
Guggenheim Variable Insurance Strategy Fund III[1]	1,593,604	38,262,434
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,279,746	12,503,122
Guggenheim Strategy Fund II1	98,723	2,374,296
Total Mutual Funds
(Cost $94,342,359)		91,457,933

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MONEY MARKET FUND† - 8.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.51%[2]	9,754,553	$9,754,553
Total Money Market Fund
(Cost $9,754,553)		9,754,553
Total Investments - 101.0%
(Cost $125,920,092)		$118,300,895
Other Assets & Liabilities, net - (1.0)%		(1,143,228)
Total Net Assets - 100.0%		$117,157,667

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	23	Jun 2020	$3,312,000	$351,699
NASDAQ-100 Index Mini Futures Contracts	6	Jun 2020	935,700	77,507
S&P 500 Index Mini Futures Contracts	8	Jun 2020	1,029,000	76,148
			$5,276,700	$505,354

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index	1.95% (3 Month USD LIBOR + 0.05%)	At Maturity	04/02/20	94,920	$93,124,968	$(24,774,595)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,821,343	$—	$—	$15,821,343
Exchange-Traded Funds	1,267,066	—	—	1,267,066
Mutual Funds	91,457,933	—	—	91,457,933
Money Market Fund	9,754,553	—	—	9,754,553
Equity Futures Contracts**	505,354	—	—	505,354
Total Assets	$118,806,249	$—	$—	$118,806,249

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$24,774,595	$—	$24,774,595

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,442,989	$46,827	$(8,041,964)	$(73,734)	$178	$2,374,296	98,723	$47,418
Guggenheim Strategy Fund III	40,848,416	213,539	(1,655,987)	(65,898)	(1,021,989)	38,318,081	1,591,944	215,557
Guggenheim Ultra Short Duration Fund — Institutional Class	15,131,682	15,217,244	(18,000,984)	33,522	121,658	12,503,122	1,279,746	63,968
Guggenheim Variable Insurance Strategy Fund III	50,233,799	256,590	(10,963,293)	(168,723)	(1,095,939)	38,262,434	1,593,604	259,323
	$116,656,886	$15,734,200	$(38,662,228)	$(274,833)	$(1,996,092)	$91,457,933		$586,266

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
EXCHANGE-TRADED FUNDS† - 74.8%
Vanguard S&P 500 ETF	27,087	$6,414,743
iShares Core U.S. Aggregate Bond ETF	55,039	6,349,849
SPDR S&P 500 ETF Trust	21,623	5,573,328
iShares iBoxx $ Investment Grade Corporate Bond ETF	26,180	3,233,492
iShares 1-3 Year Treasury Bond ETF	21,644	1,875,886
iShares 7-10 Year Treasury Bond ETF	15,304	1,859,130
iShares Core S&P Mid-Capital ETF	12,226	1,758,832
iShares MSCI EAFE ETF	25,500	1,363,230
iShares Core S&P 500 ETF	2	517
Total Exchange-Traded Funds
(Cost $22,154,258)		28,429,007

MUTUAL FUNDS† - 18.7%
Guggenheim Variable Insurance Strategy Fund III[1]	91,768	2,203,346
Guggenheim Strategy Fund III[1]	88,674	2,134,381
Guggenheim Strategy Fund II1	73,943	1,778,339
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	103,287	1,009,118
Total Mutual Funds
(Cost $7,379,489)		7,125,184

MONEY MARKET FUND† - 3.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.51%[2]	1,277,874	1,277,874
Total Money Market Fund
(Cost $1,277,874)		1,277,874

	Face Amount
U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bills
0.50% due 04/30/20[3,4]	$619,000	618,972
Total U.S. Treasury Bills
(Cost $618,747)		618,972
Total Investments - 98.5%
(Cost $31,430,368)		$37,451,037
Other Assets & Liabilities, net - 1.5%		560,179
Total Net Assets - 100.0%		$38,011,216

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
MSCI EAFE Index Futures Contracts	56	Jun 2020	$4,379,480	$105,228
Russell 2000 Index Mini Futures Contracts	28	Jun 2020	1,608,880	56,592
S&P 500 Index Mini Futures Contracts	13	Jun 2020	1,672,125	51,031
S&P/TSX 60 IX Index Futures Contracts	1	Jun 2020	115,627	10,489
S&P MidCap 400 Index Mini Futures Contracts	3	Jun 2020	432,000	7,775
Hang Seng Index Futures Contracts††	1	Apr 2020	151,891	1,079
CAC 40 10 Euro Index Futures Contracts	5	Apr 2020	239,611	(1,168)
			$8,599,614	$231,026

Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	25	Jun 2020	3,471,485	164,909
U.S. Treasury 2 Year Note Futures Contracts	8	Jun 2020	1,763,125	26,885
			$5,234,610	$191,794

Currency Futures Contracts Purchased†
Euro FX Futures Contracts	1	Jun 2020	138,294	(1,227)
Canadian Dollar Futures Contracts	3	Jun 2020	213,330	(1,988)
			$351,624	$(3,215)

Equity Futures Contracts Sold Short†
Nikkei 225 (CME) Index Futures Contracts	2	Jun 2020	189,600	9,742
SPI 200 Index Futures Contracts	1	Jun 2020	79,648	5,513
DAX Index Futures Contracts	1	Jun 2020	270,241	1,344

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short† (continued)
FTSE 100 Index Futures Contracts	1	Jun 2020	$69,333	$29
			$608,822	$16,628

Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	2	Jun 2020	233,250	7,333
Australian Dollar Futures Contracts	3	Jun 2020	184,590	1,072
British Pound Futures Contracts	2	Jun 2020	155,588	558
			$573,428	$8,963

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	2	Jun 2020	$250,844	$(66)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2020.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.

CME – Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$28,429,007	$—	$—	$28,429,007
Mutual Funds	7,125,184	—	—	7,125,184
Money Market Fund	1,277,874	—	—	1,277,874
U.S. Treasury Bills	—	618,972	—	618,972
Equity Futures Contracts**	247,743	1,079	—	248,822
Interest Rate Futures Contracts**	191,794	—	—	191,794
Currency Futures Contracts**	8,963	—	—	8,963
Total Assets	$37,280,565	$620,051	$—	$37,900,616

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$3,215	$—	$—	$3,215
Equity Futures Contracts**	1,168	—	—	1,168
Interest Rate Futures Contracts**	66	—	—	66
Total Liabilities	$4,449	$—	$—	$4,449

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,819,612	$9,666	$–	$–	$(50,939)	$1,778,339	73,943	$9,769
Guggenheim Strategy Fund III	3,384,297	15,472	(1,200,000)	(11,759)	(53,629)	2,134,381	88,674	15,639
Guggenheim Ultra Short Duration Fund — Institutional Class	1,022,480	5,200	–	–	(18,562)	1,009,118	103,287	5,247
Guggenheim Variable Insurance Strategy Fund III	2,964,889	15,136	(700,000)	(14,276)	(62,403)	2,203,346	91,768	15,305
	$9,191,278	$45,474	$(1,900,000)	$(26,035)	$(185,533)	$7,125,184		$45,960

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 97.4%
Financial - 29.6%
Bank of America Corp.	83,325	$1,768,990
JPMorgan Chase & Co.	15,166	1,365,395
Equity Commonwealth REIT	41,909	1,328,935
Berkshire Hathaway, Inc. — Class B*	6,868	1,255,676
Citigroup, Inc.	27,506	1,158,553
Voya Financial, Inc.	24,286	984,797
Wells Fargo & Co.	28,096	806,355
Allstate Corp.	8,262	757,873
Alleghany Corp.	1,206	666,134
Truist Financial Corp.	20,656	637,031
Axis Capital Holdings Ltd.	14,954	577,972
Zions Bancorp North America	21,169	566,482
Medical Properties Trust, Inc. REIT	30,988	535,783
KeyCorp	49,889	517,349
Alexandria Real Estate Equities, Inc. REIT	3,552	486,837
MetLife, Inc.	15,334	468,760
Prudential Financial, Inc.	8,626	449,760
Morgan Stanley	13,028	442,952
Physicians Realty Trust REIT	29,711	414,171
Hartford Financial Services Group, Inc.	11,654	410,687
Principal Financial Group, Inc.	12,855	402,876
Sun Communities, Inc. REIT	3,225	402,641
Old Republic International Corp.	25,703	391,971
Loews Corp.	10,075	350,912
Pinnacle Financial Partners, Inc.	8,768	329,151
Radian Group, Inc.	24,321	314,957
Charles Schwab Corp.	9,212	309,708
Cousins Properties, Inc. REIT	9,241	270,484
Howard Hughes Corp.*	4,586	231,685
Umpqua Holdings Corp.	21,084	229,816
Regions Financial Corp.	25,276	226,726
First Horizon National Corp.	26,668	214,944
WSFS Financial Corp.	8,459	210,798
Camden Property Trust REIT	2,443	193,583
Prosperity Bancshares, Inc.	3,733	180,117
VICI Properties, Inc. REIT	10,586	176,151
Mastercard, Inc. — Class A	715	172,715
Heritage Insurance Holdings, Inc.	14,708	157,523
American International Group, Inc.	6,394	155,055
Hilltop Holdings, Inc.	10,087	152,515
Stifel Financial Corp.	3,515	145,099
IBERIABANK Corp.	3,916	141,603
Heartland Financial USA, Inc.	3,967	119,803
Redwood Trust, Inc. REIT	18,901	95,639
First Midwest Bancorp, Inc.	4,306	56,990
Total Financial		21,233,954
Consumer, Non-cyclical - 16.7%
Pfizer, Inc.	41,289	1,347,673
Johnson & Johnson	8,556	1,121,948
Bunge Ltd.	18,787	770,831
Ingredion, Inc.	8,757	661,153
HCA Healthcare, Inc.	6,649	597,413
Tyson Foods, Inc. — Class A	9,842	569,557
Encompass Health Corp.	8,850	566,665
Archer-Daniels-Midland Co.	16,063	565,096
Alexion Pharmaceuticals, Inc.*	5,760	517,191
Merck & Company, Inc.	6,587	506,804
Procter & Gamble Co.	4,471	491,810
Zimmer Biomet Holdings, Inc.	4,740	479,119
United Therapeutics Corp.*	4,738	449,281
Quest Diagnostics, Inc.	5,569	447,191
McKesson Corp.	3,206	433,644
Medtronic plc	4,628	417,353
Central Garden & Pet Co. — Class A*	15,532	397,153
Humana, Inc.	1,232	386,872
Amgen, Inc.	1,636	331,666
Emergent BioSolutions, Inc.*	5,533	320,139
Eagle Pharmaceuticals, Inc.*	5,616	258,336
TreeHouse Foods, Inc.*	5,542	244,679
MGP Ingredients, Inc.	2,604	70,022
Adtalem Global Education, Inc.*	2,500	66,975
Total Consumer, Non-cyclical		12,018,571
Industrial - 9.2%
Knight-Swift Transportation Holdings, Inc.	21,358	700,542
MDU Resources Group, Inc.	24,724	531,566
Eaton Corporation plc	6,391	496,517
Valmont Industries, Inc.	4,528	479,877
Owens Corning	12,274	476,354
FedEx Corp.	3,877	470,125
Johnson Controls International plc	13,810	372,318
General Electric Co.	39,208	311,311
Jacobs Engineering Group, Inc.	3,679	291,634
Graphic Packaging Holding Co.	20,768	253,370
FLIR Systems, Inc.	6,303	201,003
Plexus Corp.*	3,470	189,323
Rexnord Corp.	8,337	189,000
Advanced Energy Industries, Inc.*	3,763	182,468
Lockheed Martin Corp.	482	163,374
Crane Co.	3,080	151,474
PGT Innovations, Inc.*	17,680	148,335
GATX Corp.	2,344	146,641
Snap-on, Inc.	1,340	145,819
Park Aerospace Corp.	11,271	142,015
Packaging Corporation of America	1,492	129,550
EnerSys	2,579	127,712
Kennametal, Inc.	5,690	105,948
Dycom Industries, Inc.*	3,883	99,599
Kirby Corp.*	1,659	72,117
Total Industrial		6,577,992
Technology - 8.5%
Intel Corp.	23,250	1,258,290
Micron Technology, Inc.*	22,842	960,735
Skyworks Solutions, Inc.	8,767	783,594
Apple, Inc.	2,251	572,407
Qorvo, Inc.*	6,818	549,735
Super Micro Computer, Inc.*	19,484	414,620
MACOM Technology Solutions Holdings, Inc.*	20,811	393,952
Amdocs Ltd.	6,058	333,008

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 97.4% (continued)
Technology - 8.5% (continued)
International Business Machines Corp.	2,406	$266,898
Lumentum Holdings, Inc.*	3,315	244,315
CSG Systems International, Inc.	3,577	149,698
Evolent Health, Inc. — Class A*	21,167	114,937
Change Healthcare, Inc.*	6,365	63,586
Total Technology		6,105,775
Utilities - 7.9%
Exelon Corp.	23,741	873,906
Public Service Enterprise Group, Inc.	18,280	820,955
Duke Energy Corp.	8,207	663,782
AES Corp.	44,208	601,229
Pinnacle West Capital Corp.	7,625	577,899
Edison International	8,820	483,248
Portland General Electric Co.	9,436	452,362
NiSource, Inc.	16,523	412,579
Southwest Gas Holdings, Inc.	3,787	263,424
Avista Corp.	6,144	261,058
PPL Corp.	9,865	243,468
Total Utilities		5,653,910
Communications - 7.8%
Verizon Communications, Inc.	27,789	1,493,103
Comcast Corp. — Class A	28,906	993,788
NortonLifeLock, Inc.	40,637	760,318
Cisco Systems, Inc.	17,793	699,443
Infinera Corp.*	77,869	412,706
Juniper Networks, Inc.	14,805	283,368
Viavi Solutions, Inc.*	22,862	256,283
F5 Networks, Inc.*	2,282	243,330
Ciena Corp.*	6,045	240,651
T-Mobile US, Inc.*	2,707	227,117
Total Communications		5,610,107
Consumer, Cyclical - 7.3%
Walmart, Inc.	8,836	1,003,946
Southwest Airlines Co.	15,677	558,258
Home Depot, Inc.	2,283	426,259
Lear Corp.	5,073	412,181
PACCAR, Inc.	5,968	364,824
DR Horton, Inc.	10,318	350,812
PVH Corp.	8,459	318,397
UniFirst Corp.	1,884	284,653
LKQ Corp.*	13,820	283,448
Alaska Air Group, Inc.	7,200	204,984
Newell Brands, Inc.	14,604	193,941
Walgreens Boots Alliance, Inc.	3,749	171,517
BorgWarner, Inc.	5,015	122,216
BMC Stock Holdings, Inc.*	6,477	114,837
Skechers U.S.A., Inc. — Class A*	4,730	112,290
Ralph Lauren Corp. — Class A	1,477	98,708
Carnival Corp.	6,416	84,499
Macy's, Inc.	12,693	62,323
Caleres, Inc.	8,294	43,129
Total Consumer, Cyclical		5,211,222
Energy - 5.6%
Chevron Corp.	24,806	1,797,443
ConocoPhillips	20,031	616,955
Cabot Oil & Gas Corp. — Class A	29,092	500,091
Parsley Energy, Inc. — Class A	64,634	370,353
Exxon Mobil Corp.	6,914	262,525
Marathon Oil Corp.	51,739	170,221
Range Resources Corp.	70,480	160,694
Marathon Petroleum Corp.	4,953	116,990
Delek US Holdings, Inc.	2,184	34,420
Antero Resources Corp.*	30,775	21,939
Total Energy		4,051,631
Basic Materials - 4.8%
Freeport-McMoRan, Inc.	85,838	579,406
Reliance Steel & Aluminum Co.	6,554	574,065
Nucor Corp.	15,903	572,826
Olin Corp.	44,043	513,982
Huntsman Corp.	35,107	506,594
DuPont de Nemours, Inc.	7,296	248,794
Ashland Global Holdings, Inc.	4,903	245,493
Dow, Inc.	3,272	95,673
Commercial Metals Co.	5,394	85,171
Total Basic Materials		3,422,004
Total Common Stocks
(Cost $81,454,674)		69,885,166

RIGHTS† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*	40,146	13,650
Total Rights
(Cost $–)		13,650

EXCHANGE-TRADED FUNDS† - 1.0%
iShares Russell 1000 Value ETF	7,310	725,006
Total Exchange-Traded Funds
(Cost $949,416)		725,006

MONEY MARKET FUND† - 1.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.51%[1]	1,099,748	1,099,748
Total Money Market Fund
(Cost $1,099,748)		1,099,748
Total Investments - 99.9%
(Cost $83,503,838)		$71,723,570
Other Assets & Liabilities, net - 0.1%		80,121
Total Net Assets - 100.0%		$71,803,691

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of March 31, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$69,885,166	$—	$—	$69,885,166
Rights	13,650	—	—	13,650
Exchange-Traded Funds	725,006	—	—	725,006
Money Market Fund	1,099,748	—	—	1,099,748
Total Assets	$71,723,570	$—	$—	$71,723,570

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 0.9%
Utilities - 0.7%
TexGen Power LLC†††	7,929	$245,799
Consumer, Non-cyclical - 0.2%
ATD New Holdings, Inc.*,††	3,166	47,490
Cengage Learning Holdings II, Inc.*,††	2,107	14,749
Chef Holdings, Inc.*,†††,1	75	6,625
Spectrum Brands Holdings, Inc.	6	218
Crimson Wine Group Ltd.*	24	141
MEDIQ, Inc.*,†††,1	92	–
Total Consumer, Non-cyclical		69,223
Energy - 0.0%
SandRidge Energy, Inc.*	14,330	12,884
Legacy Reserves, Inc.*,†††,1	1,969	1,969
Total Energy		14,853
Financial - 0.0%
Jefferies Financial Group, Inc.	247	3,376
Adelphia Recovery Trust*,†††,1	5,270	–
Total Financial		3,376
Industrial - 0.0%
BP Holdco LLC*,†††,1,2	523	137
Vector Phoenix Holdings, LP*,†††,1	523	37
Total Industrial		174
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	29
Chorus Aviation, Inc.	3	6
Total Consumer, Cyclical		35
Total Common Stocks
(Cost $1,183,520)		333,460

PREFERRED STOCKS†† - 0.3%
Financial - 0.3%
American Equity Investment Life Holding Co., 5.95%	6,000	95,640
Industrial - 0.0%
U.S. Shipping Corp.*,†††,1	24,529	–
Total Preferred Stocks
(Cost $775,000)		95,640

MONEY MARKET FUND† - 19.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.51%[4]	7,374,411	7,374,411
Total Money Market Fund
(Cost $7,374,411)		7,374,411

	Face Amount~
CORPORATE BONDS†† - 72.3%
Financial - 15.2%
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88% due 06/01/20[5]	650,000	615,875
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[5]	350,000	301,000
6.25% due 06/03/26[5]	325,000	300,625
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[5]	450,000	444,510
Wilton Re Finance LLC
5.88% due 03/30/33[3,5]	400,000	429,062
Newmark Group, Inc.
6.13% due 11/15/23[6]	400,000	406,891
Hunt Companies, Inc.
6.25% due 02/15/26[5]	525,000	392,438
AmWINS Group, Inc.
7.75% due 07/01/26[5]	350,000	343,000
NFP Corp.
6.88% due 07/15/25[5]	200,000	197,000
8.00% due 07/15/25[5]	150,000	137,250
Quicken Loans, Inc.
5.25% due 01/15/28[5]	325,000	317,785
Kennedy-Wilson, Inc.
5.88% due 04/01/24[6]	352,000	314,934
American Equity Investment Life Holding Co.
5.00% due 06/15/27[6]	210,000	201,916
Springleaf Finance Corp.
7.13% due 03/15/26	150,000	148,500
6.63% due 01/15/28	50,000	47,250
Assurant, Inc.
7.00% due 03/27/48[3]	200,000	172,000
USI, Inc.
6.88% due 05/01/25[5]	175,000	162,750
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]	175,000	158,386
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[5]	125,000	120,625
Iron Mountain, Inc.
4.88% due 09/15/29[5]	120,000	112,726
CNO Financial Group, Inc.
5.25% due 05/30/29	100,000	97,028
Goldman Sachs Group, Inc.
5.30%[3,7]	100,000	97,000
LPL Holdings, Inc.
4.63% due 11/15/27[5]	75,000	68,596
SBA Communications Corp.
3.88% due 02/15/27[5]	50,000	50,125
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.75% due 10/15/27[5]	25,000	23,410
Total Financial		5,660,682
Consumer, Non-cyclical - 12.8%
Vector Group Ltd.
6.13% due 02/01/25[5]	435,000	395,850
Kraft Heinz Foods Co.
5.00% due 06/04/42	250,000	236,696
4.38% due 06/01/46	100,000	90,082
4.63% due 10/01/39[5]	50,000	44,777

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 72.3% (continued)
Consumer, Non-cyclical - 12.8% (continued)
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	435,000	$343,650
Harsco Corp.
5.75% due 07/31/27[5]	352,000	325,720
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[5]	475,000	304,000
Tenet Healthcare Corp.
6.25% due 02/01/27[5]	150,000	146,250
5.13% due 05/01/25	75,000	71,625
5.13% due 11/01/27[5]	75,000	71,438
HCA, Inc.
3.50% due 09/01/30	300,000	272,163
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	225,000	226,125
Centene Corp.
4.25% due 12/15/27[5]	125,000	122,500
5.38% due 06/01/26[5]	100,000	103,011
Sysco Corp.
5.95% due 04/01/30	200,000	209,968
Beverages & More, Inc.
11.50% due 06/15/22[8]	400,000	204,000
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[5]	200,000	184,364
Par Pharmaceutical, Inc.
7.50% due 04/01/27[5]	175,000	174,125
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25% due 04/15/24[5]	175,000	172,863
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	175,000	162,750
Bausch Health Companies, Inc.
6.50% due 03/15/22[5]	150,000	151,500
Avanos Medical, Inc.
6.25% due 10/15/22	150,000	147,375
AMN Healthcare, Inc.
4.63% due 10/01/27[5]	150,000	142,119
Carriage Services, Inc.
6.63% due 06/01/26[5]	125,000	122,813
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00% due 07/15/23[5]	140,000	101,413
DaVita, Inc.
5.00% due 05/01/25	100,000	99,869
Charles River Laboratories International, Inc.
4.25% due 05/01/28[5]	70,000	67,473
United Rentals North America, Inc.
3.88% due 11/15/27	50,000	47,250
Sotheby's
7.38% due 10/15/27[5]	50,000	39,812
Total Consumer, Non-cyclical		4,781,581
Communications - 11.6%
Altice France S.A.
7.38% due 05/01/26[5,6]	600,000	595,590
EIG Investors Corp.
10.88% due 02/01/24	635,000	539,750
Level 3 Financing, Inc.
3.88% due 11/15/29[5]	250,000	234,635
4.63% due 09/15/27[5]	125,000	124,237
5.25% due 03/15/26	50,000	49,969
5.63% due 02/01/23	40,000	39,800
Virgin Media Secured Finance plc
5.50% due 05/15/29[5]	425,000	423,470
Sirius XM Radio, Inc.
4.63% due 07/15/24[5]	200,000	202,986
5.50% due 07/01/29[5]	125,000	127,500
Cengage Learning, Inc.
9.50% due 06/15/24[5]	440,000	325,600
Ziggo BV
5.50% due 01/15/27[5]	300,000	300,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[5]	386,000	287,570
Sprint Corp.
7.25% due 02/01/28[5]	262,000	263,310
CSC Holdings LLC
6.50% due 02/01/29[5,6]	200,000	215,698
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[5]	200,000	176,000
Cogent Communications Group, Inc.
5.38% due 03/01/22[5]	125,000	125,625
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 08/15/30[5]	100,000	98,000
Lamar Media Corp.
3.75% due 02/15/28[5]	100,000	93,738
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	75,000	73,875
MDC Partners, Inc.
6.50% due 05/01/24[5]	40,000	30,000
Total Communications		4,327,353
Industrial - 11.0%
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	626,000	612,696
Masonite International Corp.
5.38% due 02/01/28[5]	250,000	245,700
5.75% due 09/15/26[5,6]	200,000	196,000
Cleaver-Brooks, Inc.
7.88% due 03/01/23[5]	400,000	332,000

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 72.3% (continued)
Industrial - 11.0% (continued)
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[5]	325,000	$303,160
Signature Aviation US Holdings, Inc.
4.00% due 03/01/28[5]	300,000	270,840
Amsted Industries, Inc.
5.63% due 07/01/27[5]	150,000	145,937
4.63% due 05/15/30[5]	100,000	89,250
EnerSys
4.38% due 12/15/27[5]	250,000	235,000
JELD-WEN, Inc.
4.88% due 12/15/27[5]	250,000	220,625
Standard Industries, Inc.
4.75% due 01/15/28[5,6]	200,000	184,190
Trinity Industries, Inc.
4.55% due 10/01/24	200,000	170,448
EnPro Industries, Inc.
5.75% due 10/15/26	170,000	163,625
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[5]	175,000	161,000
Berry Global, Inc.
4.88% due 07/15/26[5]	150,000	151,500
American Woodmark Corp.
4.88% due 03/15/26[5]	156,000	145,470
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.13% due 07/15/23[5]	100,000	99,000
5.33% (3 Month USD LIBOR + 3.50%) due 07/15/21[5,9]	25,000	24,375
TransDigm, Inc.
6.25% due 03/15/26[5]	100,000	99,625
Silgan Holdings, Inc.
4.13% due 02/01/28[5]	100,000	92,250
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[5]	75,000	70,875
Swissport Financing SARL
5.25% due 08/15/24	EUR 100,000	65,346
Sealed Air Corp.
4.00% due 12/01/27[5]	25,000	23,253
Total Industrial		4,102,165
Consumer, Cyclical - 7.2%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[5]	725,000	679,687
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[6]	275,000	253,344
5.75% due 03/01/25	200,000	185,000
Williams Scotsman International, Inc.
6.88% due 08/15/23[5]	325,000	295,750
7.88% due 12/15/22[5]	64,000	62,432
Wabash National Corp.
5.50% due 10/01/25[5]	255,000	202,725
Anixter, Inc.
6.00% due 12/01/25	200,000	195,750
Superior Plus, LP / Superior General Partner, Inc.
7.00% due 07/15/26[5]	175,000	170,625
Boyne USA, Inc.
7.25% due 05/01/25[5]	147,000	140,385
Sabre GLBL, Inc.
5.38% due 04/15/23[5]	150,000	137,250
Titan International, Inc.
6.50% due 11/30/23	225,000	101,250
Panther BF Aggregator 2, LP / Panther Finance Company, Inc.
8.50% due 05/15/27[5]	100,000	87,240
Yum! Brands, Inc.
7.75% due 04/01/25[5]	50,000	52,500
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[5]	50,000	47,500
Cedar Fair, LP
5.25% due 07/15/29[5]	50,000	42,250
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
4.88% due 02/15/30[5]	40,000	30,388
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27	30,000	12,450
Party City Holdings, Inc.
6.63% due 08/01/26[5]	109,000	10,900
Total Consumer, Cyclical		2,707,426
Energy - 7.0%
Indigo Natural Resources LLC
6.88% due 02/15/26[5]	770,000	508,200
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[5]	430,000	404,200
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	475,000	313,500
NuStar Logistics, LP
5.63% due 04/28/27	200,000	153,760
6.00% due 06/01/26	50,000	37,000
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	200,000	150,000
Range Resources Corp.
5.00% due 03/15/23[6]	160,000	116,800
5.88% due 07/01/22	38,000	27,360
PDC Energy, Inc.
6.13% due 09/15/24	250,000	133,438
CVR Energy, Inc.
5.75% due 02/15/28[5]	175,000	130,812
Antero Resources Corp.
5.13% due 12/01/22	250,000	130,000

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 72.3% (continued)
Energy - 7.0% (continued)
Basic Energy Services, Inc.
10.75% due 10/15/23[8]	175,000	$114,625
CNX Resources Corp.
5.88% due 04/15/22	113,000	103,395
Pattern Energy Group, Inc.
5.88% due 02/01/24[5]	100,000	99,268
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[5]	150,000	82,456
Unit Corp.
6.63% due 05/15/21	652,000	46,227
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25	350,000	38,500
Antero Midstream Partners Limited Partnership / Antero Midstream Finance Corp.
5.75% due 01/15/28[5]	30,000	19,200
Bruin E&P Partners LLC
8.88% due 08/01/23[8]	139,000	9,730
Total Energy		2,618,471
Utilities - 3.1%
Terraform Global Operating LLC
6.13% due 03/01/26[5]	695,000	677,625
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27	150,000	139,519
5.50% due 05/20/25	100,000	92,000
Clearway Energy Operating LLC
5.75% due 10/15/25	175,000	173,250
DPL, Inc.
7.25% due 10/15/21	72,000	70,920
Total Utilities		1,153,314
Basic Materials - 2.2%
Alcoa Nederland Holding BV
7.00% due 09/30/26[5]	200,000	186,000
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	185,000	164,187
Neon Holdings, Inc.
10.13% due 04/01/26[5]	158,000	141,531
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	125,000	112,844
Novelis Corp.
4.75% due 01/30/30[5]	125,000	111,250
United States Steel Corp.
6.88% due 08/15/25[6]	100,000	69,730
Valvoline, Inc.
4.25% due 02/15/30[5]	25,000	23,435
Mirabela Nickel Ltd.
due 06/24/19[8,10]	390,085	19,504
Total Basic Materials		828,481
Technology - 2.2%
MSCI, Inc.
4.00% due 11/15/29[5]	225,000	223,510
NCR Corp.
6.13% due 09/01/29[5]	225,000	210,128
Qorvo, Inc.
4.38% due 10/15/29[5]	150,000	139,500
PTC, Inc.
4.00% due 02/15/28[5]	100,000	96,030
Open Text Holdings, Inc.
4.13% due 02/15/30[5]	100,000	94,025
CDK Global, Inc.
5.25% due 05/15/29[5,6]	50,000	51,000
Total Technology		814,193
Total Corporate Bonds
(Cost $31,786,476)		26,993,666

SENIOR FLOATING RATE INTERESTS††,9 - 9.9%
Consumer, Non-cyclical - 2.7%
Endo Luxembourg Finance Co.
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	323,529	288,750
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
5.11% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25†††	196,246	170,734
Cambrex Corp.
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 12/04/26	199,500	166,582
Give and Go Prepared Foods Corp.
6.50% (Commercial Prime Lending Rate + 3.25%, Rate Floor: 4.25%) due 07/29/23	126,750	123,740
Springs Window Fashions
9.57% (3 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	150,000	123,500
Diamond (BC) BV
4.78% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	148,106	109,598
CTI Foods Holding Co. LLC
8.77% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 05/03/24†††,1	41,560	39,482
Total Consumer, Non-cyclical		1,022,386
Communications - 2.7%
Cengage Learning Acquisitions, Inc.
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	349,820	281,896
Resource Label Group LLC
10.41% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23†††	250,000	212,500

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,9 - 9.9% (continued)
Communications - 2.7% (continued)
McGraw-Hill Global Education Holdings LLC
5.45% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	234,493	$190,720
GTT Communications, Inc.
3.74% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	196,500	137,304
Liberty Cablevision Of Puerto Rico LLC
5.70% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	100,000	91,625
Houghton Mifflin Co.
7.25% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 11/22/24	98,750	87,065
Total Communications		1,001,110
Technology - 1.8%
Planview, Inc.
6.87% (2 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	339,500	323,952
GlobalFoundries, Inc.
6.25% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/05/26	199,000	169,150
Aston FinCo SARL
6.13% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26	100,000	88,500
Cvent, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	98,492	69,602
Aspect Software, Inc.
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24†††	9,608	7,270
6.23% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 07/17/23†††,1	861	851
Total Technology		659,325
Consumer, Cyclical - 1.4%
BBB Industries, LLC
5.49% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	157,625	118,219
Blue Nile, Inc.
8.11% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	194,063	114,497
PT Intermediate Holdings III LLC
6.95% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25†††	99,750	81,795
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	118,989	65,682
Sotheby's
6.50% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 01/15/27	83,107	63,853
American Express GBT
due 02/26/27†††	54,425	46,261
American Tire Distributors, Inc.
7.20% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	29,221	27,175
8.54% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	19,238	12,697
Total Consumer, Cyclical		530,179
Industrial - 0.9%
Diversitech Holdings, Inc.
8.95% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	200,000	158,000
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	122,801	98,241
YAK MAT (YAK ACCESS LLC)
11.20% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26†††	125,000	75,000
Total Industrial		331,241
Financial - 0.3%
Jefferies Finance LLC
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 06/03/26	149,623	123,689
Energy - 0.1%
Permian Production Partners LLC
due 05/20/24†††,10	190,000	28,500

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,9 - 9.9% (continued)
Basic Materials - 0.0%
DCG Acquisition Corp.
5.36% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	11,967	$10,651
5.87% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	1,938	1,724
Total Basic Materials		12,375
Total Senior Floating Rate Interests
(Cost $4,629,028)		3,708,805
Total Investments - 103.2%
(Cost $45,748,435)		$38,505,982
Other Assets & Liabilities, net - (3.2)%		(1,183,571)
Total Net Assets - 100.0%		$37,322,411

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2020	Unrealized Appreciation
Barclays Bank plc	194,000	EUR	04/17/20	$217,515	$213,984	$3,531

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2020	Unrealized Appreciation
JPMorgan Chase Bank, N.A.	132,000	EUR	04/17/20	$142,555	$145,597	$3,042

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued securities amounts to $373,053, (cost $1,069,021) or 1.0% of total net assets.
[2]	Affiliated issuer.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $19,800,433, (cost $21,842,135), or 53.1% of total net assets.
[6]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At March 31, 2020, the total market value of segregated or earmarked security was $2,606,093.
[7]	Perpetual maturity.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $347,859 (cost $1,024,068), or 0.9% of total net assets — See Note 6.
[9]	Variable rate security. Rate indicated is the rate effective at March 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[10]	Security is in default of interest and/or principal obligations.

EUR — Euro

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

SARL — Societe A Responsabilite Limitee

See Sector Classification in Other Information section.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$16,654	$62,239	$254,567		$333,460
Preferred Stocks	—	95,640	—	*	95,640
Money Market Fund	7,374,411	—	—		7,374,411
Corporate Bonds	—	26,993,666	—		26,993,666
Senior Floating Rate Interests	—	2,564,460	1,144,345		3,708,805
Forward Foreign Currency Exchange Contracts**	—	6,573	—		6,573
Total Assets	$7,391,065	$29,722,578	$1,398,912		$38,512,555

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$55,990	$55,990

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $2,307,158 are categorized as Level 2 within the disclosure hierarchy.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$245,799	Third Party Pricing	Broker Quote	—	—
Common Stocks	8,768	Enterprise Value	Valuation Multiple	1.5x-9.1x	7.3x
Senior Floating Rate Interests	780,060	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	323,952	Yield Analysis	Yield	8.5%	—
Senior Floating Rate Interests	39,482	Enterprise Value	Valuation Multiple	9.1x	—
Senior Floating Rate Interests	851	Model Price	Purchase Price	—	—
Total	$1,398,912
Liabilities:
Unfunded Loan Commitments	$55,990	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, valuation multiple, or yield would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines were revised to classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2020, the Fund had securities with a total value of $498,803 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total market value of $114,497 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended

March 31, 2020:

	Assets			Liabilities
	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$1,301,383	$8,995	$1,310,378	$(6,310)
Purchases/(Receipts)	64,184	9,859	74,043	(911)
(Sales, maturities and paydowns)/Fundings	(258,778)	-	(258,778)	1,138
Amortization of discount/premiums	762	-	762	-
Total realized gains or losses included in earnings	(5,291)	-	(5,291)	(778)
Total change in unrealized appreciation (depreciation) included in earnings	(96,422)	(10,086)	(106,508)	(49,129)
Transfers into Level 3	253,004	245,799	498,803	-
Transfers out of Level 3	(114,497)	-	(114,497)	-
Ending Balance	$1,144,345	$254,567	$1,398,912	$(55,990)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2020	$(131,610)	$(10,086)	$(141,696)	$(49,119)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20
Common Stock
BP Holdco LLC*,1	$185	$–	$–	$–	$(48)	$137	523

*	Non-income producing security.
1	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued and affiliated securities amounts to $137, (cost $185) or less than 0.1% of total net assets.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 95.0%
Financial - 34.9%
Equity Commonwealth REIT	39,218	$1,243,603
Physicians Realty Trust REIT	62,421	870,149
Lexington Realty Trust REIT	81,504	809,335
Radian Group, Inc.	55,810	722,740
Federal Agricultural Mortgage Corp. — Class C	12,962	721,076
Axis Capital Holdings Ltd.	17,543	678,037
Pinnacle Financial Partners, Inc.	17,993	675,457
Umpqua Holdings Corp.	59,098	644,168
Cousins Properties, Inc. REIT	19,807	579,751
Investors Bancorp, Inc.	71,084	567,961
WSFS Financial Corp.	21,918	546,197
Simmons First National Corp. — Class A	28,200	518,880
CNO Financial Group, Inc.	40,859	506,243
Cathay General Bancorp	21,370	490,442
Heritage Insurance Holdings, Inc.	44,172	473,082
First Horizon National Corp.	54,535	439,552
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	401,853
Hilltop Holdings, Inc.	26,270	397,202
Hanmi Financial Corp.	35,569	385,924
Prosperity Bancshares, Inc.	7,603	366,845
First Midwest Bancorp, Inc.	25,780	341,198
Howard Hughes Corp.*	6,280	317,266
Berkshire Hills Bancorp, Inc.	21,325	316,889
Sunstone Hotel Investors, Inc. REIT	35,434	308,630
Stifel Financial Corp.	7,323	302,294
Kennedy-Wilson Holdings, Inc.	20,793	279,042
IBERIABANK Corp.	7,556	273,225
American National Insurance Co.	3,134	258,179
Hancock Whitney Corp.	13,170	257,078
Flagstar Bancorp, Inc.	12,439	246,665
Heartland Financial USA, Inc.	7,689	232,208
Redwood Trust, Inc. REIT	40,924	207,075
PennyMac Mortgage Investment Trust REIT	18,713	198,732
RMR Group, Inc. — Class A	7,220	194,723
MGIC Investment Corp.	25,555	162,274
Independent Bank Group, Inc.	6,785	160,669
Total Financial		16,094,644
Industrial - 16.9%
MDU Resources Group, Inc.	50,481	1,085,341
Knight-Swift Transportation Holdings, Inc.	18,935	621,068
Graphic Packaging Holding Co.	49,979	609,744
GATX Corp.	9,649	603,641
Sanmina Corp.*	21,718	592,467
Valmont Industries, Inc.	4,900	519,302
Plexus Corp.*	8,116	442,809
Rexnord Corp.	17,141	388,586
Advanced Energy Industries, Inc.*	7,576	367,360
Owens Corning	8,337	323,559
Crane Co.	6,333	311,457
PGT Innovations, Inc.*	36,817	308,895
Park Aerospace Corp.	22,473	283,160
EnerSys	5,112	253,146
Vishay Intertechnology, Inc.	17,265	248,789
Kirby Corp.*	5,289	229,913
Encore Wire Corp.	5,174	217,257
Kennametal, Inc.	11,020	205,192
Dycom Industries, Inc.*	7,577	194,350
Total Industrial		7,806,036
Consumer, Non-cyclical - 10.2%
Encompass Health Corp.	14,281	914,412
Central Garden & Pet Co. — Class A*	32,559	832,534
Ingredion, Inc.	8,743	660,096
TreeHouse Foods, Inc.*	11,184	493,774
Eagle Pharmaceuticals, Inc.*	9,416	433,136
Emergent BioSolutions, Inc.*	7,378	426,891
Andersons, Inc.	21,825	409,219
Perdoceo Education Corp.*	20,801	224,442
MGP Ingredients, Inc.	5,310	142,786
Adtalem Global Education, Inc.*	5,101	136,656
Total Consumer, Non-cyclical		4,673,946
Utilities - 7.9%
Portland General Electric Co.	22,549	1,080,999
Black Hills Corp.	12,958	829,701
Avista Corp.	16,495	700,873
Southwest Gas Holdings, Inc.	8,470	589,173
ALLETE, Inc.	6,868	416,750
Total Utilities		3,617,496
Communications - 6.7%
Infinera Corp.*	161,513	856,019
Viavi Solutions, Inc.*	58,785	658,980
Ciena Corp.*	12,481	496,869
Scholastic Corp.	12,148	309,652
Gray Television, Inc.*	25,944	278,639
InterDigital, Inc.	5,712	254,926
Tribune Publishing Co.	18,952	153,701
Entercom Communications Corp. — Class A	57,603	98,501
Total Communications		3,107,287
Consumer, Cyclical - 5.5%
UniFirst Corp.	3,933	594,237
Hawaiian Holdings, Inc.	31,086	324,538
MDC Holdings, Inc.	13,612	315,798
Abercrombie & Fitch Co. — Class A	31,931	290,253
BMC Stock Holdings, Inc.*	12,512	221,838
Wabash National Corp.	25,239	182,226
Methode Electronics, Inc.	6,263	165,531
MasterCraft Boat Holdings, Inc.*	21,825	159,322
La-Z-Boy, Inc.	5,593	114,936
Caleres, Inc.	16,301	84,765
Tenneco, Inc. — Class A*	17,087	61,513
Total Consumer, Cyclical		2,514,957
Basic Materials - 5.3%
Olin Corp.	46,216	539,341
Ashland Global Holdings, Inc.	10,472	524,333
Huntsman Corp.	32,934	475,238
Commercial Metals Co.	21,704	342,706
Reliance Steel & Aluminum Co.	3,874	339,324
Verso Corp. — Class A*	19,294	217,636
Total Basic Materials		2,438,578

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 95.0% (continued)
Technology - 4.9%
MACOM Technology Solutions Holdings, Inc.*	41,819	$791,634
Lumentum Holdings, Inc.*	6,435	474,260
CSG Systems International, Inc.	6,936	290,272
Onto Innovation, Inc.*	8,929	264,923
Evolent Health, Inc. — Class A*	43,143	234,266
Axcelis Technologies, Inc.*	11,822	216,461
Total Technology		2,271,816
Energy - 2.7%
Parsley Energy, Inc. — Class A	93,594	536,294
Range Resources Corp.	118,684	270,599
CNX Resources Corp.*	40,226	214,002
Delek US Holdings, Inc.	10,067	158,656
Oil States International, Inc.*	30,739	62,400
Antero Resources Corp.*	25,278	18,021
Total Energy		1,259,972
Total Common Stocks
(Cost $59,196,079)		43,784,732

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1,2	116,667	34
Total Convertible Preferred Stocks
(Cost $111,409)		34

RIGHTS† - 0.1%
Basic Materials - 0.1% Pan American Silver Corp.*	81,258	27,628
Total Rights
(Cost $–)		27,628

EXCHANGE-TRADED FUNDS† - 2.5%
iShares Russell 2000 Value ETF	13,768	1,129,389
Total Exchange-Traded Funds
(Cost $1,656,101)		1,129,389

MONEY MARKET FUND† - 2.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.51%[3]	1,169,638	1,169,638
Total Money Market Fund
(Cost $1,169,638)		1,169,638
Total Investments - 100.1%
(Cost $62,133,227)		$46,111,421
Other Assets & Liabilities, net - (0.1)%		(41,469)
Total Net Assets - 100.0%		$46,069,952

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued securities amounts to $34 (cost $111,409) or less than 0.1% of total net assets
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of March 31, 2020.

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$43,784,732	$—	$—	$43,784,732
Convertible Preferred Stocks	—	—	34	34
Rights	27,628	—	—	27,628
Exchange-Traded Funds	1,129,389	—	—	1,129,389
Money Market Fund	1,169,638	—	—	1,169,638
Total Assets	$46,111,387	$—	$34	$46,111,421

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 96.8%
Financial - 32.9%
Alleghany Corp.	7,036	$3,886,335
Equity Commonwealth REIT	102,443	3,248,467
Voya Financial, Inc.	69,329	2,811,291
Alexandria Real Estate Equities, Inc. REIT	20,037	2,746,271
Physicians Realty Trust REIT	169,330	2,360,460
Sun Communities, Inc. REIT	17,496	2,184,376
Axis Capital Holdings Ltd.	47,582	1,839,044
Radian Group, Inc.	141,545	1,833,008
Pinnacle Financial Partners, Inc.	48,251	1,811,343
KeyCorp	163,290	1,693,317
Zions Bancorp North America	58,413	1,563,132
Cousins Properties, Inc. REIT	52,002	1,522,099
Umpqua Holdings Corp.	124,628	1,358,445
Old Republic International Corp.	86,150	1,313,787
First Horizon National Corp.	151,359	1,219,954
WSFS Financial Corp.	47,019	1,171,713
Camden Property Trust REIT	14,090	1,116,492
Prosperity Bancshares, Inc.	21,081	1,017,158
Medical Properties Trust, Inc. REIT	55,511	959,785
VICI Properties, Inc. REIT	57,433	955,685
Howard Hughes Corp.*	16,886	853,081
Heritage Insurance Holdings, Inc.	76,838	822,935
IBERIABANK Corp.	22,528	814,613
Hilltop Holdings, Inc.	50,937	770,167
Stifel Financial Corp.	18,070	745,930
American National Insurance Co.	8,206	676,010
Heartland Financial USA, Inc.	21,485	648,847
Redwood Trust, Inc. REIT	113,986	576,769
First Midwest Bancorp, Inc.	23,111	305,874
Total Financial		42,826,388
Industrial - 16.8%
MDU Resources Group, Inc.	136,439	2,933,438
Knight-Swift Transportation Holdings, Inc.	50,395	1,652,956
Jacobs Engineering Group, Inc.	20,265	1,606,407
Graphic Packaging Holding Co.	123,176	1,502,747
Valmont Industries, Inc.	12,390	1,313,092
FLIR Systems, Inc.	37,993	1,211,597
Plexus Corp.*	18,826	1,027,147
Rexnord Corp.	45,107	1,022,576
Advanced Energy Industries, Inc.*	20,772	1,007,234
Johnson Controls International plc	33,962	915,616
Owens Corning	23,144	898,219
PGT Innovations, Inc.*	101,532	851,853
Crane Co.	16,666	819,634
Park Aerospace Corp.	63,025	794,115
Snap-on, Inc.	7,217	785,354
GATX Corp.	12,173	761,543
EnerSys	13,692	678,028
Packaging Corporation of America	7,548	655,393
Kennametal, Inc.	29,722	553,423
Dycom Industries, Inc.*	20,190	517,873
Kirby Corp.*	9,262	402,619
Total Industrial		21,910,864
Consumer, Non-cyclical - 11.1%
Encompass Health Corp.	38,936	2,493,072
Bunge Ltd.	60,124	2,466,888
Central Garden & Pet Co. — Class A*	88,877	2,272,585
Emergent BioSolutions, Inc.*	31,784	1,839,022
Ingredion, Inc.	23,621	1,783,385
Eagle Pharmaceuticals, Inc.*	32,918	1,514,228
TreeHouse Foods, Inc.*	31,181	1,376,641
MGP Ingredients, Inc.	14,220	382,376
Adtalem Global Education, Inc.*	13,706	367,184
Total Consumer, Non-cyclical		14,495,381
Consumer, Cyclical - 8.1%
UniFirst Corp.	10,404	1,571,940
LKQ Corp.*	75,146	1,541,245
DR Horton, Inc.	37,250	1,266,500
Alaska Air Group, Inc.	41,741	1,188,366
Newell Brands, Inc.	81,139	1,077,526
PVH Corp.	19,068	717,720
BorgWarner, Inc.	26,067	635,253
Lear Corp.	7,697	625,381
BMC Stock Holdings, Inc.*	34,676	614,806
Skechers U.S.A., Inc. — Class A*	24,575	583,410
Ralph Lauren Corp. — Class A	7,884	526,888
Caleres, Inc.	43,116	224,203
Total Consumer, Cyclical		10,573,238
Utilities - 7.5%
Portland General Electric Co.	59,902	2,871,702
Black Hills Corp.	24,313	1,556,761
Southwest Gas Holdings, Inc.	22,265	1,548,754
AES Corp.	112,763	1,533,577
Avista Corp.	35,237	1,497,220
Pinnacle West Capital Corp.	10,966	831,113
Total Utilities		9,839,127
Technology - 7.0%
Super Micro Computer, Inc.*	113,230	2,409,534
MACOM Technology Solutions Holdings, Inc.*	115,205	2,180,831
Lumentum Holdings, Inc.*	17,880	1,317,756
Qorvo, Inc.*	12,626	1,018,034
CSG Systems International, Inc.	18,677	781,633
Skyworks Solutions, Inc.	8,550	764,199
Evolent Health, Inc. — Class A*	120,905	656,514
Total Technology		9,128,501
Basic Materials - 6.0%
Olin Corp.	126,001	1,470,432
Reliance Steel & Aluminum Co.	16,380	1,434,724
Ashland Global Holdings, Inc.	28,424	1,423,190
Huntsman Corp.	92,268	1,331,427
Freeport-McMoRan, Inc.	156,394	1,055,659
Nucor Corp.	17,518	630,999
Commercial Metals Co.	28,870	455,857
Total Basic Materials		7,802,288
Communications - 5.6%
Infinera Corp.*	434,164	2,301,069
NortonLifeLock, Inc.	118,855	2,223,777
Viavi Solutions, Inc.*	126,644	1,419,679

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 96.8% (continued)
Communications - 5.6% (continued)
Ciena Corp.*	33,018	$1,314,447
Total Communications		7,258,972
Energy - 1.8%
Parsley Energy, Inc. — Class A	247,044	1,415,562
Range Resources Corp.	184,618	420,929
Delek US Holdings, Inc.	26,038	410,359
Antero Resources Corp.*	64,195	45,764
HydroGen Corp.*,†††,1,2	672,346	1
Total Energy		2,292,615
Total Common Stocks
(Cost $162,795,607)		126,127,374

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1,3	308,333	90
Total Convertible Preferred Stocks
(Cost $294,438)		90

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	220,317	74,908
Total Rights
(Cost $–)		74,908

EXCHANGE-TRADED FUNDS† - 2.7%
iShares Russell 2000 Value ETF	23,458	1,924,260
iShares Russell Mid-Capital Value ETF	25,712	1,647,882
Total Exchange-Traded Funds
(Cost $3,753,028)		3,572,142

MONEY MARKET FUND† - 0.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.51%[4]	593,417	593,417
Total Money Market Fund
(Cost $593,417)		593,417
Total Investments - 100.1%
(Cost $167,436,490)		$130,367,931
Other Assets & Liabilities, net - (0.1)%		(119,005)
Total Net Assets - 100.0%		$130,248,926

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued securities amounts to $91, (cost $2,866,013) or less than 0.1% of total net assets.
[2]	Affiliated issuer.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[4]	Rate indicated is the 7-day yield as of March 31, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$126,127,373	$—	$1	$126,127,374
Convertible Preferred Stocks	‒	—	90	90
Rights	74,908	—	—	74,908
Exchange-Traded Funds	3,572,142	—	—	3,572,142
Money Market Fund	593,417	—	—	593,417
Total Assets	$130,367,840	$—	$91	$130,367,931

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20
Common Stock
HydroGen Corp.*,1	$1	$–	$–	$–	$–	$1	672,346

*	Non-income producing security.
1	Security was fair valued by the Valuation Committee at March 31, 2020. The total market value of fair valued and affiliated securities amounts to $1, (cost $2,571,575) or less than 0.1% of total net assets.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 13.1%
Industrial - 3.9%
Aerojet Rocketdyne Holdings, Inc.*	1,054	$44,089
Watts Water Technologies, Inc. — Class A	507	42,917
Simpson Manufacturing Company, Inc.	669	41,465
Albany International Corp. — Class A	757	35,829
Forward Air Corp.	690	34,948
Mueller Industries, Inc.	1,405	33,636
TopBuild Corp.*	453	32,453
Saia, Inc.*	440	32,358
National Instruments Corp.	850	28,118
Marten Transport Ltd.	1,307	26,820
Itron, Inc.*	473	26,407
Universal Forest Products, Inc.	709	26,368
Applied Industrial Technologies, Inc.	571	26,106
OSI Systems, Inc.*	361	24,880
Benchmark Electronics, Inc.	1,227	24,528
Heartland Express, Inc.	1,267	23,528
Gibraltar Industries, Inc.*	545	23,391
Lincoln Electric Holdings, Inc.	338	23,322
SPX Corp.*	694	22,652
John Bean Technologies Corp.	301	22,355
AGCO Corp.	471	22,255
Moog, Inc. — Class A	432	21,829
Knowles Corp.*	1,529	20,458
Timken Co.	630	20,374
AZZ, Inc.	719	20,218
Werner Enterprises, Inc.	545	19,762
SPX FLOW, Inc.*	663	18,842
Franklin Electric Company, Inc.	378	17,815
American Woodmark Corp.*	365	16,633
Landstar System, Inc.	162	15,529
Littelfuse, Inc.	99	13,209
SEACOR Holdings, Inc.*	468	12,617
MasTec, Inc.*	364	11,914
Kirby Corp.*	249	10,824
Advanced Energy Industries, Inc.*	200	9,698
Griffon Corp.	701	8,868
Fabrinet*	133	7,257
Comtech Telecommunications Corp.	503	6,685
Triumph Group, Inc.	801	5,415
Plexus Corp.*	94	5,129
Barnes Group, Inc.	117	4,894
ESCO Technologies, Inc.	64	4,858
Total Industrial		891,253
Consumer, Non-cyclical - 3.8%
LHC Group, Inc.*	375	52,575
Neogen Corp.*	480	32,155
John B Sanfilippo & Son, Inc.	347	31,022
Natus Medical, Inc.*	1,331	30,786
Emergent BioSolutions, Inc.*	532	30,781
Medpace Holdings, Inc.*	418	30,673
NeoGenomics, Inc.*	1,031	28,466
Integra LifeSciences Holdings Corp.*	622	27,785
WD-40 Co.	130	26,110
CONMED Corp.	442	25,313
Varex Imaging Corp.*	1,096	24,890
AMN Healthcare Services, Inc.*	404	23,355
Corcept Therapeutics, Inc.*	1,778	21,141
Korn Ferry	849	20,648
Innoviva, Inc.*	1,734	20,392
Coca-Cola Consolidated, Inc.	96	20,019
Cardiovascular Systems, Inc.*	542	19,084
BioTelemetry, Inc.*	488	18,793
Surmodics, Inc.*	549	18,293
Xencor, Inc.*	609	18,197
Orthofix Medical, Inc.*	608	17,030
REGENXBIO, Inc.*	520	16,837
Amphastar Pharmaceuticals, Inc.*	1,133	16,814
Haemonetics Corp.*	156	15,547
Eagle Pharmaceuticals, Inc.*	335	15,410
Pacira BioSciences, Inc.*	456	15,290
Enanta Pharmaceuticals, Inc.*	294	15,120
Supernus Pharmaceuticals, Inc.*	808	14,536
Inter Parfums, Inc.	311	14,415
CryoLife, Inc.*	832	14,077
Rent-A-Center, Inc.	994	14,055
HMS Holdings Corp.*	545	13,772
Exelixis, Inc.*	767	13,208
Momenta Pharmaceuticals, Inc.*	466	12,675
Ensign Group, Inc.	332	12,487
NuVasive, Inc.*	239	12,108
Deluxe Corp.	460	11,928
ANI Pharmaceuticals, Inc.*	259	10,552
Strategic Education, Inc.	72	10,063
MEDNAX, Inc.*	857	9,975
Vanda Pharmaceuticals, Inc.*	955	9,894
Cardtronics plc — Class A*	431	9,017
Vector Group Ltd.	941	8,864
LivaNova plc*	191	8,643
Anika Therapeutics, Inc.*	274	7,921
J&J Snack Foods Corp.	51	6,171
EVERTEC, Inc.	221	5,023
Aaron's, Inc.	213	4,852
Glaukos Corp.*	103	3,178
Total Consumer, Non-cyclical		859,940
Consumer, Cyclical - 2.3%
Allegiant Travel Co. — Class A	388	31,738
Lithia Motors, Inc. — Class A	377	30,835
LCI Industries	456	30,475
Steven Madden Ltd.	1,253	29,107
Gentherm, Inc.*	871	27,350
Brunswick Corp.	650	22,990
Methode Electronics, Inc.	867	22,915
MDC Holdings, Inc.	912	21,158
Dorman Products, Inc.*	357	19,731
Fox Factory Holding Corp.*	450	18,900
Cavco Industries, Inc.*	129	18,697
Wingstop, Inc.	231	18,411
Meritage Homes Corp.*	486	17,744
Wyndham Destinations, Inc.	675	14,647
Crocs, Inc.*	814	13,830

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 13.1% (continued)
Consumer, Cyclical - 2.3% (continued)
UniFirst Corp.	87	$13,145
Toll Brothers, Inc.	661	12,724
iRobot Corp.*	285	11,656
Tempur Sealy International, Inc.*	254	11,102
Winnebago Industries, Inc.	396	11,013
Universal Electronics, Inc.*	286	10,974
GMS, Inc.*	663	10,429
PetMed Express, Inc.	333	9,584
Marriott Vacations Worldwide Corp.	172	9,560
Mobile Mini, Inc.	346	9,076
Wyndham Hotels & Resorts, Inc.	278	8,760
M/I Homes, Inc.*	518	8,563
Jack in the Box, Inc.	236	8,272
Dine Brands Global, Inc.	282	8,088
Sleep Number Corp.*	422	8,086
KB Home	390	7,059
Visteon Corp.*	144	6,909
Scientific Games Corp. — Class A*	498	4,830
Six Flags Entertainment Corp.	361	4,527
Shake Shack, Inc. — Class A*	114	4,302
Boot Barn Holdings, Inc.*	323	4,176
Installed Building Products, Inc.*	77	3,070
Total Consumer, Cyclical		524,433
Technology - 1.2%
Diodes, Inc.*	725	29,460
Kulicke & Soffa Industries, Inc.	1,400	29,218
CSG Systems International, Inc.	570	23,854
ExlService Holdings, Inc.*	395	20,552
MicroStrategy, Inc. — Class A*	169	19,959
Omnicell, Inc.*	298	19,543
Axcelis Technologies, Inc.*	1,032	18,896
Progress Software Corp.	507	16,224
NextGen Healthcare, Inc.*	1,305	13,624
Brooks Automation, Inc.	397	12,108
Teradata Corp.*	499	10,225
Qualys, Inc.*	113	9,830
Glu Mobile, Inc.*	1,380	8,680
Power Integrations, Inc.	96	8,480
Insight Enterprises, Inc.*	188	7,920
ManTech International Corp. — Class A	89	6,468
SPS Commerce, Inc.*	115	5,349
LivePerson, Inc.*	235	5,346
FormFactor, Inc.*	163	3,275
Virtusa Corp.*	102	2,897
Total Technology		271,908
Financial - 0.9%
Agree Realty Corp. REIT	553	34,231
Westamerica Bancorporation	455	26,745
Walker & Dunlop, Inc.	538	21,665
AMERISAFE, Inc.	208	13,410
Innovative Industrial Properties, Inc. REIT	171	12,984
Glacier Bancorp, Inc.	364	12,378
Safety Insurance Group, Inc.	145	12,242
ServisFirst Bancshares, Inc.	324	9,499
Community Bank System, Inc.	155	9,114
Essential Properties Realty Trust, Inc. REIT	665	8,685
Independent Bank Corp.	129	8,304
PennyMac Mortgage Investment Trust REIT	776	8,241
Acadia Realty Trust REIT	600	7,434
Lexington Realty Trust REIT	642	6,375
First BanCorp	1,041	5,538
Kinsale Capital Group, Inc.	50	5,227
Universal Health Realty Income Trust REIT	47	4,738
Total Financial		206,810
Communications - 0.7%
Viavi Solutions, Inc.*	4,507	50,523
Cogent Communications Holdings, Inc.	359	29,427
HealthStream, Inc.*	1,037	24,836
Shutterstock, Inc.	531	17,077
Stamps.com, Inc.*	126	16,390
Yelp, Inc. — Class A*	805	14,514
8x8, Inc.*	552	7,651
Perficient, Inc.*	163	4,416
Total Communications		164,834
Energy - 0.2%
DMC Global, Inc.	404	9,296
Murphy USA, Inc.*	81	6,833
Talos Energy, Inc.*	765	4,399
Murphy Oil Corp.	616	3,776
Helix Energy Solutions Group, Inc.*	2,249	3,689
Penn Virginia Corp.*	859	2,654
Matador Resources Co.*	956	2,371
Newpark Resources, Inc.*	1,970	1,767
Total Energy		34,785
Basic Materials - 0.1%
Rogers Corp.*	239	22,566
Innospec, Inc.	129	8,964
Total Basic Materials		31,530
Utilities - 0.0%
South Jersey Industries, Inc.	217	5,425
Total Common Stocks
(Cost $4,131,001)		2,990,918

EXCHANGE-TRADED FUNDS† - 1.3%
iShares S&P Small-Capital 600 Growth ETF	2,070	285,370
Total Exchange-Traded Funds
(Cost $283,177)		285,370

MUTUAL FUNDS† - 77.5%
Guggenheim Strategy Fund III[1]	309,705	7,454,603
Guggenheim Variable Insurance Strategy Fund III[1]	310,304	7,450,399
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	223,040	2,179,100
Guggenheim Strategy Fund II1	27,032	650,119
Total Mutual Funds
(Cost $18,295,377)		17,734,221

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MONEY MARKET FUND† - 6.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.51%[2]	1,441,622	$1,441,622
Total Money Market Fund
(Cost $1,441,622)		1,441,622
Total Investments - 98.2%
(Cost $24,151,177)		$22,452,131
Other Assets & Liabilities, net - 1.8%		418,509
Total Net Assets - 100.0%		$22,870,640

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	10	Jun 2020	$574,600	$63,276
S&P MidCap 400 Index Mini Futures Contracts	3	Jun 2020	432,000	45,874
			$1,006,600	$109,150

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Morgan Stanley Capital Services LLC	Russell 2000 Growth Index	0.83% (3 Month USD LIBOR - 0.17%)	At Maturity	04/02/20	22,790	$18,359,095	$(6,440,905)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,990,918	$—	$—	$2,990,918
Exchange-Traded Funds	285,370	—	—	285,370
Mutual Funds	17,734,221	—	—	17,734,221
Money Market Fund	1,441,622	—	—	1,441,622
Equity Futures Contracts**	109,150	—	—	109,150
Total Assets	$22,561,281	$—	$—	$22,561,281

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$6,440,905	$—	$6,440,905

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,459,343	$6,806	$(799,996)	$(5,157)	$(10,877)	$650,119	27,032	$6,888
Guggenheim Strategy Fund III	9,080,856	46,224	(1,466,980)	(18,053)	(187,444)	7,454,603	309,705	46,673
Guggenheim Ultra Short Duration Fund — Institutional Class	3,975,718	2,785,121	(4,613,992)	8,161	24,092	2,179,100	223,040	15,313
Guggenheim Variable Insurance Strategy Fund III	10,222,838	51,541	(2,589,259)	(25,452)	(209,269)	7,450,399	310,304	52,114
	$24,738,755	$2,889,692	$(9,470,227)	$(40,501)	$(383,498)	$17,734,221		$120,988

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 13.4%
Technology - 4.1%
Microsoft Corp.	2,667	$420,612
Apple, Inc.	1,435	364,906
Intel Corp.	1,664	90,056
Oracle Corp.	1,111	53,695
QUALCOMM, Inc.	733	49,587
Cerner Corp.	739	46,550
Seagate Technology plc	789	38,503
Applied Materials, Inc.	785	35,969
NVIDIA Corp.	135	35,586
Adobe, Inc.*	104	33,097
Micron Technology, Inc.*	749	31,503
NetApp, Inc.	720	30,017
salesforce.com, Inc.*	190	27,356
Electronic Arts, Inc.*	229	22,939
Fiserv, Inc.*	215	20,423
Citrix Systems, Inc.	138	19,534
Intuit, Inc.	60	13,800
Lam Research Corp.	22	5,280
Broadcom, Inc.	22	5,216
Accenture plc — Class A	30	4,898
Texas Instruments, Inc.	43	4,297
Total Technology		1,353,824
Communications - 3.0%
Alphabet, Inc. — Class C*	272	316,284
Amazon.com, Inc.*	139	271,011
Facebook, Inc. — Class A*	999	166,633
Booking Holdings, Inc.*	41	55,158
Charter Communications, Inc. — Class A*	115	50,176
Comcast Corp. — Class A	1,164	40,018
eBay, Inc.	1,101	33,096
Walt Disney Co.	245	23,667
Netflix, Inc.*	47	17,649
Verizon Communications, Inc.	255	13,701
Omnicom Group, Inc.	187	10,267
Total Communications		997,660
Consumer, Non-cyclical - 2.4%
Johnson & Johnson	625	81,956
Merck & Company, Inc.	866	66,630
Amgen, Inc.	268	54,332
Philip Morris International, Inc.	701	51,145
Eli Lilly & Co.	355	49,246
Regeneron Pharmaceuticals, Inc.*	81	39,552
Kimberly-Clark Corp.	294	37,594
Alexion Pharmaceuticals, Inc.*	376	33,761
Incyte Corp.*	454	33,246
Procter & Gamble Co.	299	32,890
Baxter International, Inc.	404	32,801
Tyson Foods, Inc. — Class A	566	32,754
Bristol-Myers Squibb Co.	487	27,145
Edwards Lifesciences Corp.*	122	23,012
AbbVie, Inc.	285	21,714
Molson Coors Beverage Co. — Class B	520	20,285
Thermo Fisher Scientific, Inc.	71	20,135
McKesson Corp.	121	16,367
United Rentals, Inc.*	139	14,303
Pfizer, Inc.	411	13,415
Illumina, Inc.*	49	13,383
Laboratory Corporation of America Holdings*	92	11,628
PayPal Holdings, Inc.*	102	9,765
Coty, Inc. — Class A	1,748	9,020
Intuitive Surgical, Inc.*	17	8,418
PepsiCo, Inc.	61	7,326
Abbott Laboratories	68	5,366
Zoetis, Inc.	45	5,296
Moody's Corp.	25	5,288
S&P Global, Inc.	21	5,146
Coca-Cola Co.	115	5,089
Danaher Corp.	34	4,706
Total Consumer, Non-cyclical		792,714
Industrial - 1.8%
Union Pacific Corp.	378	53,313
Caterpillar, Inc.	376	43,631
Honeywell International, Inc.	304	40,672
Old Dominion Freight Line, Inc.	302	39,575
Masco Corp.	1,123	38,822
Emerson Electric Co.	807	38,454
Expeditors International of Washington, Inc.	509	33,961
CSX Corp.	580	33,234
Garmin Ltd.	437	32,757
Norfolk Southern Corp.	217	31,682
J.B. Hunt Transport Services, Inc.	342	31,543
United Parcel Service, Inc. — Class B	321	29,988
Kansas City Southern	218	27,725
Arconic, Inc.*	1,509	24,234
Deere & Co.	170	23,487
FedEx Corp.	193	23,403
Waters Corp.*	111	20,208
Lockheed Martin Corp.	59	19,998
Northrop Grumman Corp.	34	10,287
Parker-Hannifin Corp.	66	8,562
Total Industrial		605,536
Consumer, Cyclical - 1.2%
Home Depot, Inc.	467	87,194
Starbucks Corp.	874	57,457
PACCAR, Inc.	683	41,752
Cummins, Inc.	282	38,160
DR Horton, Inc.	888	30,192
PulteGroup, Inc.	1,096	24,463
Lowe's Companies, Inc.	246	21,168
Costco Wholesale Corp.	55	15,682
NVR, Inc.*	4	10,276
Las Vegas Sands Corp.	240	10,193
Aptiv plc	192	9,454
Hilton Worldwide Holdings, Inc.	132	9,008
NIKE, Inc. — Class B	102	8,439
Carnival Corp.	631	8,310
McDonald's Corp.	46	7,606
Total Consumer, Cyclical		379,354
Financial - 0.6%
Visa, Inc. — Class A	535	86,199
Mastercard, Inc. — Class A	218	52,660
JPMorgan Chase & Co.	310	27,909
Western Union Co.	1,241	22,500

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 13.4% (continued)
Financial - 0.6% (continued)
American Tower Corp. — Class A REIT	24	$5,226
Total Financial		194,494
Energy - 0.3%
ConocoPhillips	1,036	31,909
Cabot Oil & Gas Corp. — Class A	1,402	24,100
EOG Resources, Inc.	475	17,062
Cimarex Energy Co.	348	5,857
Devon Energy Corp.	634	4,381
Marathon Oil Corp.	1,181	3,885
Total Energy		87,194
Basic Materials - 0.0%
Linde plc	71	12,283
Utilities - 0.0%
NextEra Energy, Inc.	23	5,534
Total Common Stocks
(Cost $4,848,989)		4,428,593

EXCHANGE-TRADED FUNDS† - 1.1%
iShares S&P 500 Growth ETF	2,200	363,110
Total Exchange-Traded Funds
(Cost $321,140)		363,110

MUTUAL FUNDS† - 77.3%
Guggenheim Variable Insurance Strategy Fund III[1]	457,376	10,981,607
Guggenheim Strategy Fund III[1]	413,901	9,962,594
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	344,126	3,362,114
Guggenheim Strategy Fund II1	51,167	1,230,576
Total Mutual Funds
(Cost $26,403,986)		25,536,891

MONEY MARKET FUND† - 8.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.51%[2]	2,845,052	2,845,052
Total Money Market Fund
(Cost $2,845,052)		2,845,052
Total Investments - 100.4%
(Cost $34,419,167)		$33,173,646
Other Assets & Liabilities, net - (0.4)%		(129,514)
Total Net Assets - 100.0%		$33,044,132

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	10	Jun 2020	$1,286,250	$98,488
NASDAQ-100 Index Mini Futures Contracts	4	Jun 2020	623,800	53,824
			$1,910,050	$152,312

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	1.98% (3 Month USD LIBOR + 0.08%)	At Maturity	04/02/20	17,120	$25,958,988	$(4,740,939)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT – Real Estate Investment Trust

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,428,593	$—	$—	$4,428,593
Exchange-Traded Funds	363,110	—	—	363,110
Mutual Funds	25,536,891	—	—	25,536,891
Money Market Fund	2,845,052	—	—	2,845,052
Equity Futures Contracts**	152,312	—	—	152,312
Total Assets	$33,325,958	$—	$—	$33,325,958

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$4,740,939	$—	$4,740,939

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,464,697	$1,019,698	$(3,219,977)	$(18,159)	$(15,683)	$1,230,576	51,167	$19,895
Guggenheim Strategy Fund III	10,177,783	53,417	–	–	(268,606)	9,962,594	413,901	53,920
Guggenheim Ultra Short Duration Fund — Institutional Class	4,788,517	3,961,797	(5,384,988)	9,065	(12,277)	3,362,114	344,126	22,040
Guggenheim Variable Insurance Strategy Fund III	11,437,229	60,910	(167,970)	(7,664)	(340,898)	10,981,607	457,376	61,545
	$29,868,226	$5,095,822	$(8,772,935)	$(16,758)	$(637,464)	$25,536,891		$157,400

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 72.6%
Consumer, Non-cyclical - 24.2%
McKesson Corp.[1]	439	$59,379
Merck & Company, Inc.[1]	670	51,550
Kimberly-Clark Corp.[1]	400	51,148
Amgen, Inc.[1]	251	50,885
Johnson & Johnson[1]	385	50,485
Pfizer, Inc.[1]	1,510	49,286
Procter & Gamble Co.[1]	447	49,170
JM Smucker Co.[1]	396	43,956
Molson Coors Beverage Co. — Class B1	1,079	42,092
Medtronic plc	465	41,934
Eli Lilly & Co.[1]	298	41,338
Post Holdings, Inc.*	456	37,834
Sysco Corp.[1]	826	37,690
Kellogg Co.[1]	621	37,254
Gilead Sciences, Inc.[1]	493	36,857
General Mills, Inc.	645	34,037
Abbott Laboratories	422	33,300
Cardinal Health, Inc.[1]	689	33,031
CVS Health Corp.[1]	504	29,902
Hologic, Inc.*,1	839	29,449
Philip Morris International, Inc.[1]	350	25,536
Becton Dickinson and Co.[1]	110	25,275
Coca-Cola Co.	571	25,267
TreeHouse Foods, Inc.*	541	23,885
Jazz Pharmaceuticals plc*	239	23,838
John B Sanfilippo & Son, Inc.	265	23,691
United Therapeutics Corp.*	247	23,422
Ingredion, Inc.[1]	279	21,064
Edwards Lifesciences Corp.*	108	20,371
STERIS plc	140	19,596
Integer Holdings Corp.*	295	18,544
PepsiCo, Inc.[1]	154	18,495
Mondelez International, Inc. — Class A	332	16,627
Archer-Daniels-Midland Co.	460	16,183
BioMarin Pharmaceutical, Inc.*	185	15,633
Alexion Pharmaceuticals, Inc.*	171	15,354
Innoviva, Inc.*	1,298	15,264
Herbalife Nutrition Ltd.*	500	14,580
Halozyme Therapeutics, Inc.*	804	14,464
Macquarie Infrastructure Corp.	559	14,115
Conagra Brands, Inc.	464	13,614
Cal-Maine Foods, Inc.	296	13,018
Illumina, Inc.*	42	11,471
Baxter International, Inc.[1]	133	10,798
Thermo Fisher Scientific, Inc.	36	10,209
Laboratory Corporation of America Holdings*	79	9,985
Total Consumer, Non-cyclical		1,300,876
Industrial - 16.6%
FedEx Corp.[1]	400	48,504
Honeywell International, Inc.	310	41,475
CH Robinson Worldwide, Inc.[1]	622	41,176
Landstar System, Inc.[1]	367	35,181
Norfolk Southern Corp.[1]	239	34,894
Lincoln Electric Holdings, Inc.	501	34,569
Caterpillar, Inc.	291	33,768
Eaton Corporation plc	431	33,484
Werner Enterprises, Inc.	839	30,422
Crane Co.[1]	613	30,147
CSX Corp.[1]	517	29,624
Gentex Corp.[1]	1,260	27,921
Regal Beloit Corp.[1]	428	26,942
Mettler-Toledo International, Inc.*	39	26,930
Waters Corp.*	140	25,487
Kansas City Southern[1]	198	25,182
Emerson Electric Co.	500	23,825
Illinois Tool Works, Inc.	164	23,308
Masco Corp.	652	22,540
Rockwell Automation, Inc.	145	21,882
Union Pacific Corp.	153	21,579
Echo Global Logistics, Inc.*	1,128	19,266
Heartland Express, Inc.	1,004	18,644
Marten Transport Ltd.	908	18,632
J.B. Hunt Transport Services, Inc.	198	18,262
Kennametal, Inc.	851	15,846
Schneider National, Inc. — Class B	796	15,395
Garmin Ltd.	204	15,292
Old Dominion Freight Line, Inc.	107	13,979
Textron, Inc.	494	13,175
Albany International Corp. — Class A	278	13,158
AGCO Corp.	276	13,041
Oshkosh Corp.	193	12,416
Westrock Co.	429	12,123
Arconic, Inc.	734	11,788
Terex Corp.	759	10,899
Knight-Swift Transportation Holdings, Inc.	329	10,791
MasTec, Inc.*	294	9,623
Vishay Intertechnology, Inc.	641	9,237
Total Industrial		890,407
Consumer, Cyclical - 8.7%
Southwest Airlines Co.[1]	794	28,274
Starbucks Corp.	382	25,112
Allison Transmission Holdings, Inc.[1]	757	24,686
Toll Brothers, Inc.	1,282	24,679
Cummins, Inc.	169	22,869
DR Horton, Inc.	665	22,610
General Motors Co.	1,087	22,588
Home Depot, Inc.	114	21,285
Gentherm, Inc.*	672	21,101
Whirlpool Corp.	243	20,849
Autoliv, Inc.	446	20,520
Brunswick Corp.	579	20,479
Lear Corp.[1]	239	19,419
MSC Industrial Direct Company, Inc. — Class A	273	15,007
PulteGroup, Inc.	607	13,548
Wyndham Destinations, Inc.	596	12,933
Aptiv plc	250	12,310
BorgWarner, Inc.[1]	504	12,282
Extended Stay America, Inc.	1,654	12,091
Lennar Corp. — Class A	309	11,804
Lowe's Companies, Inc.	137	11,789
Polaris, Inc.	204	9,823

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 72.6% (continued)
Consumer, Cyclical - 8.7% (continued)
VF Corp.	173	$9,356
Carnival Corp.	682	8,982
Mohawk Industries, Inc.*	108	8,234
SkyWest, Inc.	270	7,071
Allegiant Travel Co. — Class A	83	6,790
Hilton Worldwide Holdings, Inc.	97	6,619
JetBlue Airways Corp.*	519	4,645
Las Vegas Sands Corp.	104	4,417
Delta Air Lines, Inc.	151	4,308
Total Consumer, Cyclical		466,480
Utilities - 8.6%
Public Service Enterprise Group, Inc.	950	42,665
FirstEnergy Corp.[1]	1,060	42,474
NRG Energy, Inc.[1]	1,489	40,590
PPL Corp.[1]	1,558	38,452
AES Corp.[1]	2,728	37,101
Exelon Corp.[1]	958	35,264
National Fuel Gas Co.[1]	891	33,225
Vistra Energy Corp.[1]	1,897	30,276
Southern Co.[1]	558	30,210
Portland General Electric Co.[1]	562	26,942
Pinnacle West Capital Corp.[1]	298	22,585
ALLETE, Inc.	364	22,088
Evergy, Inc.[1]	374	20,589
OGE Energy Corp.	480	14,750
Entergy Corp.	128	12,028
NiSource, Inc.	368	9,189
Avista Corp.	126	5,354
Total Utilities		463,782
Communications - 7.9%
Omnicom Group, Inc.[1]	1,010	55,449
Verizon Communications, Inc.[1]	1,017	54,643
Facebook, Inc. — Class A*	233	38,865
AT&T, Inc.[1]	1,255	36,583
Alphabet, Inc. — Class C*	30	34,884
Discovery, Inc. — Class A*,1	1,201	23,348
News Corp. — Class A	2,553	22,913
AMC Networks, Inc. — Class A*	849	20,639
Booking Holdings, Inc.*	15	20,180
Charter Communications, Inc. — Class A*	45	19,634
GCI Liberty, Inc. — Class A*	319	18,174
Altice USA, Inc. — Class A*	795	17,721
Yelp, Inc. — Class A*	878	15,830
eBay, Inc.[1]	450	13,527
Cisco Systems, Inc.	294	11,557
Scholastic Corp.	415	10,578
Comcast Corp. — Class A	305	10,486
Total Communications		425,011
Financial - 2.9%
Lexington Realty Trust REIT[1]	3,961	39,333
Weingarten Realty Investors REIT[1]	1,547	22,323
Sunstone Hotel Investors, Inc. REIT	2,151	18,735
Brixmor Property Group, Inc. REIT	1,623	15,418
Summit Hotel Properties, Inc. REIT	3,466	14,627
Kennedy-Wilson Holdings, Inc.	1,041	13,970
Berkshire Hathaway, Inc. — Class B*	58	10,604
Travelers Companies, Inc.	104	10,333
Northern Trust Corp.	127	9,583
Total Financial		154,926
Energy - 2.3%
Exxon Mobil Corp.[1]	746	28,326
Chevron Corp.	298	21,593
Kinder Morgan, Inc.[1]	1,100	15,312
HollyFrontier Corp.[1]	542	13,284
Valero Energy Corp.[1]	292	13,245
Delek US Holdings, Inc.[1]	692	10,906
CVR Energy, Inc.	594	9,819
Phillips 66[1]	139	7,457
Devon Energy Corp.	881	6,088
Total Energy		126,030
Technology - 1.0%
Activision Blizzard, Inc.	566	33,666
Oracle Corp.[1]	255	12,324
Teradata Corp.*	518	10,614
Total Technology		56,604
Basic Materials - 0.4%
International Paper Co.	366	11,394
Domtar Corp.	429	9,283
Total Basic Materials		20,677
Total Common Stocks
(Cost $5,015,503)		3,904,793

MONEY MARKET FUND† - 16.6%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.52%[2]	889,907	889,907
Total Money Market Fund
(Cost $889,907)		889,907
Total Investments - 89.2%
(Cost $5,905,410)		$4,794,700
Other Assets & Liabilities, net - 10.8%		579,414
Total Net Assets - 100.0%		$5,374,114

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Goldman Sachs International	GS Equity Custom Basket	0.54% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$511,294	$(147,698)

Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.50% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	518,961	(150,331)

					$1,030,255	$(298,029)
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.20)% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	$1,662,749	$194,590
Goldman Sachs International	GS Equity Custom Basket	(0.11)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	1,569,592	221,203
					$3,232,341	$415,793

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Technology
Activision Blizzard, Inc.	76	0.88%	$261
Oracle Corp.	34	0.33%	(166)
Teradata Corp.	70	0.29%	(583)
Total Technology			(488)
Industrial
Old Dominion Freight Line, Inc.	14	0.35%	383
Marten Transport Ltd.	122	0.49%	366
Werner Enterprises, Inc.	168	1.17%	260
Knight-Swift Transportation Holdings, Inc.	76	0.48%	97
Westrock Co.	214	1.17%	12
Heartland Express, Inc.	135	0.48%	(89)
Schneider National, Inc. — Class B	165	0.61%	(249)
Mettler-Toledo International, Inc.	5	0.67%	(324)
Garmin Ltd.	27	0.39%	(345)
Vishay Intertechnology, Inc.	86	0.24%	(358)
Oshkosh Corp.	26	0.32%	(378)
Union Pacific Corp.	20	0.54%	(381)
Landstar System, Inc.	49	0.91%	(534)
Caterpillar, Inc.	39	0.87%	(571)
Echo Global Logistics, Inc.	152	0.50%	(587)
Regal Beloit Corp.	57	0.69%	(608)
J.B. Hunt Transport Services, Inc.	26	0.46%	(624)
Illinois Tool Works, Inc.	22	0.60%	(820)
Gentex Corp.	170	0.73%	(849)
Eaton Corporation plc	58	0.87%	(1,022)
Waters Corp.	19	0.67%	(1,027)
Norfolk Southern Corp.	32	0.90%	(1,045)
AGCO Corp.	37	0.34%	(1,060)
Rockwell Automation, Inc.	19	0.55%	(1,069)
Lincoln Electric Holdings, Inc.	67	0.89%	(1,076)
CSX Corp.	72	0.80%	(1,086)
Albany International Corp. — Class A	37	0.34%	(1,086)
Masco Corp.	88	0.59%	(1,132)
CH Robinson Worldwide, Inc.	84	1.07%	(1,138)
MasTec, Inc.	39	0.25%	(1,161)
FedEx Corp.	39	0.91%	(1,345)
Arconic, Inc.	99	0.31%	(1,363)
Terex Corp.	102	0.28%	(1,476)
Honeywell International, Inc.	41	1.06%	(1,632)
Kennametal, Inc.	115	0.41%	(1,842)
Textron, Inc.	99	0.51%	(1,998)
Emerson Electric Co.	67	0.62%	(2,007)
Crane Co.	160	1.52%	(3,889)
Total Industrial			(33,053)
Energy
Kinder Morgan, Inc.	148	0.40%	(709)
Phillips 66	18	0.19%	(785)
Delek US Holdings, Inc.	93	0.28%	(1,624)
Valero Energy Corp.	39	0.34%	(1,666)
Devon Energy Corp.	119	0.16%	(1,790)
HollyFrontier Corp.	73	0.34%	(1,869)
Chevron Corp.	40	0.56%	(1,990)
CVR Energy, Inc.	80	0.25%	(2,278)
Exxon Mobil Corp.	100	0.73%	(3,493)
Total Energy			(16,204)
Communications
Alphabet, Inc. — Class C	9	2.02%	(62)
Cisco Systems, Inc.	39	0.30%	(310)
Facebook, Inc. — Class A	16	0.51%	(340)
Charter Communications, Inc. — Class A	6	0.50%	(429)
Comcast Corp. — Class A	41	0.27%	(449)
Scholastic Corp.	56	0.27%	(689)
Altice USA, Inc. — Class A	107	0.46%	(707)
Verizon Communications, Inc.	137	1.42%	(751)
eBay, Inc.	144	0.83%	(1,010)
GCI Liberty, Inc. — Class A	66	0.72%	(1,107)
Booking Holdings, Inc.	2	0.52%	(1,345)
News Corp. — Class A	345	0.60%	(1,428)
Discovery, Inc. — Class A	162	0.61%	(1,618)
AMC Networks, Inc. — Class A	114	0.53%	(1,763)
AT&T, Inc.	217	1.22%	(1,838)
Yelp, Inc. — Class A	118	0.41%	(1,976)
Omnicom Group, Inc.	151	1.60%	(2,593)
Total Communications			(18,415)
Consumer, Non-cyclical
McKesson Corp.	59	1.54%	769
CVS Health Corp.	85	0.97%	429
Eli Lilly & Co.	12	0.32%	386
United Therapeutics Corp.	33	0.60%	206
General Mills, Inc.	92	0.94%	136
Cardinal Health, Inc.	93	0.86%	100
Baxter International, Inc.	33	0.52%	69
Kellogg Co.	77	0.89%	(84)
BioMarin Pharmaceutical, Inc.	25	0.41%	(131)
John B Sanfilippo & Son, Inc.	35	0.60%	(135)
Halozyme Therapeutics, Inc.	108	0.37%	(137)
STERIS plc	18	0.49%	(138)
Thermo Fisher Scientific, Inc.	9	0.49%	(157)
Conagra Brands, Inc.	62	0.35%	(187)
Mondelez International, Inc. — Class A	45	0.43%	(197)
Philip Morris International, Inc.	47	0.66%	(239)
PepsiCo, Inc.	20	0.46%	(240)
Abbott Laboratories	57	0.87%	(268)
Becton Dickinson and Co.	15	0.66%	(280)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
TreeHouse Foods, Inc.	73	0.62%	$(281)
Innoviva, Inc.	175	0.40%	(286)
Illumina, Inc.	5	0.26%	(306)
Alexion Pharmaceuticals, Inc.	23	0.40%	(310)
Amgen, Inc.	34	1.33%	(338)
Merck & Company, Inc.	90	1.33%	(344)
Johnson & Johnson	52	1.31%	(372)
Archer-Daniels-Midland Co.	62	0.42%	(465)
Ingredion, Inc.	37	0.54%	(564)
Edwards Lifesciences Corp.	14	0.51%	(635)
Integer Holdings Corp.	40	0.48%	(712)
Procter & Gamble Co.	60	1.27%	(743)
Coca-Cola Co.	77	0.66%	(846)
Medtronic plc	63	1.09%	(967)
Jazz Pharmaceuticals plc	32	0.62%	(1,073)
Macquarie Infrastructure Corp.	75	0.36%	(1,212)
Sysco Corp.	165	1.45%	(1,331)
Pfizer, Inc.	204	1.28%	(1,430)
Post Holdings, Inc.	61	0.98%	(1,438)
Hologic, Inc.	113	0.76%	(1,458)
Molson Coors Beverage Co. — Class B	221	1.66%	(3,414)
Herbalife Nutrition Ltd.	330	1.85%	(3,522)
Total Consumer, Non-cyclical			(22,145)
Utilities
Portland General Electric Co.	56	0.52%	9
FirstEnergy Corp.	143	1.10%	(79)
Avista Corp.	43	0.35%	(149)
NiSource, Inc.	92	0.44%	(158)
Southern Co.	81	0.84%	(391)
Entergy Corp.	22	0.40%	(531)
OGE Energy Corp.	65	0.38%	(841)
ALLETE, Inc.	49	0.57%	(984)
AES Corp.	369	0.97%	(1,220)
PPL Corp.	210	1.00%	(1,499)
Exelon Corp.	162	1.15%	(1,602)
Public Service Enterprise Group, Inc.	128	1.11%	(1,801)
NRG Energy, Inc.	201	1.06%	(2,146)
National Fuel Gas Co.	120	0.86%	(2,251)
Vistra Energy Corp.	256	0.79%	(2,461)
Total Utilities			(16,104)
Consumer, Cyclical
Home Depot, Inc.	15	0.54%	(573)
Lowe's Companies, Inc.	18	0.30%	(652)
MSC Industrial Direct Company, Inc. — Class A	37	0.39%	(736)
Lennar Corp. — Class A	41	0.30%	(826)
Mohawk Industries, Inc.	14	0.21%	(863)
Cummins, Inc.	22	0.57%	(907)
Starbucks Corp.	40	0.51%	(921)
Gentherm, Inc.	90	0.54%	(922)
VF Corp.	23	0.24%	(958)
DR Horton, Inc.	59	0.39%	(1,077)
PulteGroup, Inc.	82	0.35%	(1,219)
Allison Transmission Holdings, Inc.	102	0.64%	(1,342)
Polaris, Inc.	27	0.25%	(1,418)
Toll Brothers, Inc.	87	0.32%	(1,557)
Extended Stay America, Inc.	223	0.31%	(1,623)
Brunswick Corp.	78	0.53%	(1,815)
Autoliv, Inc.	60	0.53%	(1,934)
Whirlpool Corp.	32	0.53%	(2,081)
General Motors Co.	147	0.59%	(2,276)
Wyndham Destinations, Inc.	80	0.33%	(2,310)
Carnival Corp.	194	0.49%	(5,797)
Total Consumer, Cyclical			(31,807)
Financial
Lexington Realty Trust	734	1.40%	(355)
Sunstone Hotel Investors, Inc.	358	0.60%	(437)
Northern Trust Corp.	17	0.25%	(554)
Kennedy-Wilson Holdings, Inc.	140	0.36%	(1,275)
Travelers Companies, Inc.	35	0.67%	(1,304)
Summit Hotel Properties, Inc.	866	0.70%	(1,410)
Brixmor Property Group, Inc.	219	0.40%	(2,299)
Weingarten Realty Investors	209	0.58%	(3,019)
Total Financial			(10,653)
Basic Materials
International Paper Co.	49	0.29%	(636)
Domtar Corp.	58	0.24%	(826)
Total Basic Materials			(1,462)
Total MS Equity Long Custom Basket			$(150,331)

MS EQUITY SHORT CUSTOM BASKET
Financial
Realty Income Corp.	439	(1.33)%	10,389
People's United Financial, Inc.	1,773	(1.19)%	9,059
Cousins Properties, Inc.	733	(1.30)%	8,127
Essential Properties Realty Trust, Inc.	562	(0.44)%	7,534
WP Carey, Inc.	207	(0.72)%	6,898
BOK Financial Corp.	171	(0.44)%	6,389
Cadence BanCorp	545	(0.21)%	6,222
First Republic Bank	270	(1.34)%	5,546
UDR, Inc.	496	(1.09)%	4,925
Western Alliance Bancorporation	173	(0.32)%	4,679
Ameris Bancorp	246	(0.35)%	4,633

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Atlantic Union Bankshares Corp.	280	(0.37)%	$3,992
First Midwest Bancorp, Inc.	407	(0.32)%	3,875
Global Net Lease, Inc.	527	(0.42)%	3,639
Old National Bancorp	1,101	(0.87)%	3,622
CareTrust REIT, Inc.	567	(0.50)%	3,104
Alexandria Real Estate Equities, Inc.	192	(1.58)%	2,828
Northwest Bancshares, Inc.	478	(0.33)%	2,553
Glacier Bancorp, Inc.	316	(0.65)%	2,518
Valley National Bancorp	829	(0.36)%	2,471
Washington Real Estate Investment Trust	628	(0.90)%	2,196
CME Group, Inc. — Class A	64	(0.67)%	2,092
CenterState Bank Corp.	301	(0.31)%	1,883
UMB Financial Corp.	110	(0.31)%	1,739
Arthur J Gallagher & Co.	343	(1.68)%	1,715
Agree Realty Corp.	386	(1.44)%	1,681
Medical Properties Trust, Inc.	361	(0.38)%	1,388
Healthcare Realty Trust, Inc.	294	(0.49)%	1,204
Brown & Brown, Inc.	723	(1.57)%	1,175
National Storage Affiliates Trust	286	(0.51)%	1,154
EastGroup Properties, Inc.	151	(0.95)%	1,106
Americold Realty Trust	1,766	(3.62)%	988
Columbia Financial, Inc.	608	(0.53)%	443
American Tower Corp. — Class A	55	(0.72)%	294
Progressive Corp.	148	(0.66)%	(23)
Sun Communities, Inc.	183	(1.37)%	(1,221)
QTS Realty Trust, Inc. — Class A	375	(1.31)%	(2,136)
Crown Castle International Corp.	148	(1.29)%	(2,667)
Easterly Government Properties, Inc.	1,661	(2.46)%	(4,590)
Equinix, Inc.	27	(1.01)%	(4,698)
RLI Corp.	335	(1.77)%	(4,750)
Rexford Industrial Realty, Inc.	846	(2.09)%	(5,082)
Terreno Realty Corp.	615	(1.91)%	(6,968)
SBA Communications Corp.	118	(1.92)%	(7,524)
Total Financial			82,402
Utilities
Dominion Energy, Inc.	655	(2.84)%	3,920
WEC Energy Group, Inc.	183	(0.97)%	1,365
Sempra Energy	40	(0.27)%	1,355
Eversource Energy	139	(0.65)%	1,290
MGE Energy, Inc.	115	(0.45)%	1,140
American States Water Co.	212	(1.04)%	727
Alliant Energy Corp.	109	(0.32)%	531
American Water Works Company, Inc.	180	(1.29)%	521
California Water Service Group	295	(0.89)%	421
Atmos Energy Corp.	80	(0.48)%	303
NextEra Energy, Inc.	65	(0.94)%	(1,724)
Total Utilities			9,849
Technology
Autodesk, Inc.	105	(0.99)%	2,801
Broadcom, Inc.	52	(0.74)%	2,313
Twilio, Inc. — Class A	120	(0.65)%	2,242
Paychex, Inc.	96	(0.36)%	2,179
Workday, Inc. — Class A	26	(0.20)%	1,909
HubSpot, Inc.	68	(0.54)%	1,325
salesforce.com, Inc.	165	(1.43)%	1,075
Elastic N.V.	111	(0.37)%	1,053
Leidos Holdings, Inc.	109	(0.60)%	1,045
CACI International, Inc. — Class A	76	(0.97)%	957
Workiva, Inc.	186	(0.36)%	859
EPAM Systems, Inc.	78	(0.87)%	726
ServiceNow, Inc.	36	(0.62)%	724
Alteryx, Inc. — Class A	84	(0.48)%	721
Fair Isaac Corp.	12	(0.22)%	513
MongoDB, Inc.	46	(0.38)%	465
Coupa Software, Inc.	42	(0.35)%	319
Black Knight, Inc.	280	(0.98)%	275
Paycom Software, Inc.	16	(0.19)%	257
Smartsheet, Inc. — Class A	177	(0.44)%	127
Veeva Systems, Inc. — Class A	25	(0.24)%	(41)
ANSYS, Inc.	17	(0.24)%	(264)
Tyler Technologies, Inc.	21	(0.37)%	(313)
Appfolio, Inc. — Class A	30	(0.20)%	(314)
Monolithic Power Systems, Inc.	26	(0.26)%	(833)
Splunk, Inc.	92	(0.70)%	(833)
Five9, Inc.	91	(0.42)%	(1,699)
RingCentral, Inc. — Class A	25	(0.32)%	(2,194)
Total Technology			15,394
Consumer, Non-cyclical
Equifax, Inc.	215	(1.54)%	6,116
Gartner, Inc.	81	(0.49)%	4,756
PayPal Holdings, Inc.	218	(1.26)%	1,816
CoStar Group, Inc.	29	(1.02)%	1,262
Verisk Analytics, Inc. — Class A	95	(0.80)%	1,207
ResMed, Inc.	25	(0.22)%	(440)
Rollins, Inc.	602	(1.31)%	(516)
Avalara, Inc.	171	(0.77)%	(619)
MarketAxess Holdings, Inc.	27	(0.54)%	(2,109)
Total Consumer, Non-cyclical			11,473
Communications
8x8, Inc.	678	(0.57)%	4,397
Q2 Holdings, Inc.	171	(0.61)%	2,480
Proofpoint, Inc.	121	(0.75)%	1,781

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Trade Desk, Inc. — Class A	13	(0.15)%	$435
Okta, Inc.	67	(0.49)%	(121)
Total Communications			8,972
Industrial
TransDigm Group, Inc.	91	(1.75)%	11,284
Waste Management, Inc.	270	(1.50)%	6,426
HEICO Corp.	73	(0.33)%	3,998
Materion Corp.	176	(0.37)%	3,982
Tetra Tech, Inc.	193	(0.82)%	3,248
Roper Technologies, Inc.	45	(0.84)%	2,418
Sonoco Products Co.	222	(0.62)%	2,068
Casella Waste Systems, Inc. — Class A	335	(0.79)%	1,992
Republic Services, Inc. — Class A	116	(0.52)%	1,851
Exponent, Inc.	281	(1.22)%	55
Ball Corp.	324	(1.26)%	(97)
Total Industrial			37,225
Basic Materials
Kaiser Aluminum Corp.	152	(0.63)%	5,341
PPG Industries, Inc.	166	(0.83)%	4,742
Compass Minerals International, Inc.	271	(0.63)%	4,156
Linde plc	110	(1.14)%	2,903
Southern Copper Corp.	186	(0.32)%	2,612
RPM International, Inc.	395	(1.41)%	1,931
Sherwin-Williams Co.	29	(0.80)%	1,265
Newmont Corp.	665	(1.81)%	(920)
Balchem Corp.	293	(1.74)%	(2,588)
Total Basic Materials			19,442
Consumer, Cyclical
Copart, Inc.	370	(1.52)%	9,833
Total MS Equity Short Custom Basket			$194,590

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Alphabet, Inc. — Class C	9	2.04%	$(66)
Cisco Systems, Inc.	39	0.29%	(311)
Facebook, Inc. — Class A	16	0.52%	(345)
Charter Communications, Inc. — Class A	6	0.51%	(426)
Comcast Corp. — Class A	41	0.28%	(453)
Scholastic Corp.	56	0.28%	(492)
Verizon Communications, Inc.	137	1.44%	(503)
Altice USA, Inc. — Class A	107	0.47%	(700)
eBay, Inc.	144	0.85%	(1,026)
GCI Liberty, Inc. — Class A	66	0.74%	(1,109)
Booking Holdings, Inc.	2	0.53%	(1,334)
News Corp. — Class A	345	0.61%	(1,373)
Discovery, Inc. — Class A	162	0.62%	(1,710)
AMC Networks, Inc. — Class A	114	0.54%	(1,771)
AT&T, Inc.	217	1.24%	(1,852)
Yelp, Inc. — Class A	118	0.42%	(1,964)
Omnicom Group, Inc.	151	1.62%	(2,727)
Total Communications			(18,162)
Consumer, Non-cyclical
Eli Lilly & Co.	12	0.33%	379
CVS Health Corp.	85	0.99%	357
United Therapeutics Corp.	33	0.61%	182
Baxter International, Inc.	33	0.52%	117
Cardinal Health, Inc.	93	0.87%	103
General Mills, Inc.	92	0.95%	33
McKesson Corp.	59	1.56%	33
Kellogg Co.	77	0.90%	(96)
BioMarin Pharmaceutical, Inc.	25	0.41%	(126)
John B Sanfilippo & Son, Inc.	35	0.61%	(132)
Halozyme Therapeutics, Inc.	108	0.38%	(136)
STERIS plc	18	0.49%	(142)
Thermo Fisher Scientific, Inc.	9	0.50%	(155)
Ingredion, Inc.	37	0.55%	(175)
Conagra Brands, Inc.	62	0.36%	(179)
Mondelez International, Inc. — Class A	45	0.44%	(198)
Becton Dickinson and Co.	15	0.67%	(218)
Amgen, Inc.	34	1.35%	(269)
Abbott Laboratories	57	0.88%	(272)
PepsiCo, Inc.	20	0.47%	(277)
TreeHouse Foods, Inc.	73	0.63%	(285)
Illumina, Inc.	5	0.27%	(309)
Alexion Pharmaceuticals, Inc.	23	0.40%	(314)
Innoviva, Inc.	175	0.40%	(318)
Philip Morris International, Inc.	47	0.67%	(319)
Johnson & Johnson	52	1.33%	(411)
Archer-Daniels-Midland Co.	62	0.43%	(471)
Integer Holdings Corp.	40	0.49%	(622)
Edwards Lifesciences Corp.	14	0.52%	(632)
Merck & Company, Inc.	90	1.35%	(684)
Procter & Gamble Co.	60	1.29%	(740)
Coca-Cola Co.	77	0.67%	(855)
Herbalife Nutrition Ltd.	67	0.38%	(1,003)
Jazz Pharmaceuticals plc	32	0.62%	(1,075)
Medtronic plc	63	1.11%	(1,154)
Macquarie Infrastructure Corp.	75	0.37%	(1,226)
Post Holdings, Inc.	61	0.99%	(1,361)
Pfizer, Inc.	204	1.30%	(1,607)
Hologic, Inc.	113	0.78%	(1,645)
Sysco Corp.	165	1.47%	(1,646)
Molson Coors Beverage Co. — Class B	222	1.69%	(3,430)
Total Consumer, Non-cyclical			(21,278)
Consumer, Cyclical
Home Depot, Inc.	15	0.55%	(580)
Lowe's Companies, Inc.	18	0.30%	(649)
MSC Industrial Direct Company, Inc. — Class A	37	0.40%	(742)
Lennar Corp. — Class A	41	0.31%	(833)
Mohawk Industries, Inc.	14	0.21%	(858)
Starbucks Corp.	40	0.51%	(923)
Cummins, Inc.	22	0.58%	(925)
Gentherm, Inc.	90	0.55%	(926)
VF Corp.	23	0.24%	(961)
DR Horton, Inc.	59	0.39%	(1,083)
PulteGroup, Inc.	82	0.36%	(1,219)
Allison Transmission Holdings, Inc.	102	0.65%	(1,275)
Polaris, Inc.	27	0.25%	(1,416)
Toll Brothers, Inc.	87	0.33%	(1,606)
Extended Stay America, Inc.	223	0.32%	(1,625)
Brunswick Corp.	78	0.54%	(1,806)
Autoliv, Inc.	60	0.54%	(1,945)
Whirlpool Corp.	32	0.54%	(2,092)
General Motors Co.	147	0.60%	(2,276)
Wyndham Destinations, Inc.	80	0.34%	(2,309)
Carnival Corp.	194	0.50%	(5,804)
Total Consumer, Cyclical			(31,853)
Industrial
Werner Enterprises, Inc.	167	1.18%	603
Old Dominion Freight Line, Inc.	14	0.35%	401
Marten Transport Ltd.	122	0.49%	256
Schneider National, Inc. — Class B	165	0.62%	178
Knight-Swift Transportation Holdings, Inc.	76	0.49%	121
Westrock Co.	214	1.18%	18
Heartland Express, Inc.	135	0.49%	(30)
Vishay Intertechnology, Inc.	86	0.24%	(171)
Mettler-Toledo International, Inc.	5	0.68%	(329)
Garmin Ltd.	27	0.40%	(353)
Union Pacific Corp.	20	0.55%	(399)
Landstar System, Inc.	49	0.92%	(434)
Oshkosh Corp.	26	0.33%	(465)
Echo Global Logistics, Inc.	152	0.51%	(530)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Caterpillar, Inc.	39	0.89%	$(613)
Regal Beloit Corp.	57	0.70%	(625)
J.B. Hunt Transport Services, Inc.	26	0.47%	(630)
Waters Corp.	19	0.68%	(688)
Illinois Tool Works, Inc.	22	0.61%	(823)
Gentex Corp.	170	0.74%	(847)
Eaton Corporation plc	58	0.88%	(1,015)
AGCO Corp.	37	0.34%	(1,058)
Rockwell Automation, Inc.	19	0.56%	(1,068)
Albany International Corp. — Class A	37	0.34%	(1,088)
Lincoln Electric Holdings, Inc.	67	0.90%	(1,095)
Masco Corp.	88	0.59%	(1,131)
MasTec, Inc.	39	0.25%	(1,158)
CH Robinson Worldwide, Inc.	84	1.09%	(1,176)
Norfolk Southern Corp.	32	0.91%	(1,291)
FedEx Corp.	39	0.92%	(1,345)
CSX Corp.	72	0.81%	(1,347)
Arconic, Inc.	99	0.31%	(1,362)
Terex Corp.	102	0.29%	(1,477)
Honeywell International, Inc.	41	1.07%	(1,643)
Kennametal, Inc.	115	0.42%	(1,707)
Textron, Inc.	99	0.52%	(1,982)
Emerson Electric Co.	67	0.62%	(2,014)
Crane Co.	160	1.54%	(3,906)
Total Industrial			(32,223)
Energy
Phillips 66	18	0.19%	(559)
Kinder Morgan, Inc.	148	0.40%	(1,016)
HollyFrontier Corp.	73	0.35%	(1,292)
Valero Energy Corp.	39	0.35%	(1,428)
Devon Energy Corp.	119	0.16%	(1,772)
Delek US Holdings, Inc.	93	0.29%	(1,807)
Chevron Corp.	40	0.57%	(1,960)
CVR Energy, Inc.	80	0.26%	(2,286)
Exxon Mobil Corp.	100	0.74%	(3,393)
Total Energy			(15,513)
Utilities
NiSource, Inc.	92	0.45%	(152)
Avista Corp.	43	0.36%	(172)
Portland General Electric Co.	56	0.53%	(346)
Southern Co.	81	0.86%	(412)
Entergy Corp.	22	0.40%	(529)
FirstEnergy Corp.	143	1.12%	(540)
OGE Energy Corp.	65	0.39%	(839)
ALLETE, Inc.	49	0.58%	(986)
AES Corp.	369	0.98%	(1,115)
PPL Corp.	210	1.01%	(1,409)
Exelon Corp.	162	1.17%	(1,532)
National Fuel Gas Co.	120	0.88%	(1,587)
Public Service Enterprise Group, Inc.	128	1.12%	(1,830)
NRG Energy, Inc.	201	1.07%	(2,178)
Vistra Energy Corp.	256	0.80%	(2,260)
Total Utilities			(15,887)
Financial
Lexington Realty Trust	734	1.43%	(364)
Sunstone Hotel Investors, Inc.	358	0.61%	(553)
Northern Trust Corp.	17	0.25%	(555)
Kennedy-Wilson Holdings, Inc.	140	0.37%	(1,273)
Travelers Companies, Inc.	35	0.68%	(1,305)
Summit Hotel Properties, Inc.	866	0.71%	(1,446)
Brixmor Property Group, Inc.	219	0.41%	(2,304)
Weingarten Realty Investors	209	0.59%	(3,019)
Total Financial			(10,819)
Technology
Activision Blizzard, Inc.	76	0.88%	250
Oracle Corp.	34	0.32%	(191)
Teradata Corp.	70	0.28%	(560)
Total Technology			(501)
Basic Materials
International Paper Co.	49	0.30%	(635)
Domtar Corp.	58	0.25%	(827)
Total Basic Materials			(1,462)
Total GS Equity Long Custom Basket			$(147,698)

GS EQUITY SHORT CUSTOM BASKET
Financial
Realty Income Corp.	439	(1.38)%	9,821
People's United Financial, Inc.	1,773	(1.25)%	8,659
Cousins Properties, Inc.	733	(1.37)%	8,115
Essential Properties Realty Trust, Inc.	562	(0.47)%	7,515
WP Carey, Inc.	207	(0.77)%	6,793
Cadence BanCorp	545	(0.23)%	6,218
BOK Financial Corp.	171	(0.46)%	5,925
First Republic Bank	270	(1.42)%	5,080
UDR, Inc.	496	(1.15)%	5,078
Western Alliance Bancorporation	173	(0.34)%	4,678
Ameris Bancorp	246	(0.37)%	4,647
Atlantic Union Bankshares Corp.	280	(0.39)%	4,069
First Midwest Bancorp, Inc.	407	(0.34)%	3,876
Old National Bancorp	1,101	(0.93)%	3,837
Global Net Lease, Inc.	527	(0.45)%	3,634
Alexandria Real Estate Equities, Inc.	192	(1.68)%	3,157
CareTrust REIT, Inc.	567	(0.53)%	3,080
Valley National Bancorp	829	(0.39)%	2,592
Northwest Bancshares, Inc.	478	(0.35)%	2,544
Washington Real Estate Investment Trust	628	(0.96)%	2,219
CME Group, Inc. — Class A	64	(0.71)%	2,111
Glacier Bancorp, Inc.	316	(0.68)%	2,009
CenterState Bank Corp.	301	(0.33)%	1,939
Arthur J Gallagher & Co.	343	(1.78)%	1,804
Agree Realty Corp.	386	(1.52)%	1,752

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
UMB Financial Corp.	110	(0.33)%	$1,747
EastGroup Properties, Inc.	151	(1.01)%	1,510
Medical Properties Trust, Inc.	361	(0.40)%	1,380
Healthcare Realty Trust, Inc.	294	(0.52)%	1,291
National Storage Affiliates Trust	286	(0.54)%	1,252
Brown & Brown, Inc.	723	(1.67)%	1,174
Sun Communities, Inc.	183	(1.46)%	692
Columbia Financial, Inc.	608	(0.56)%	322
American Tower Corp. — Class A	55	(0.76)%	305
Progressive Corp.	148	(0.70)%	(8)
RLI Corp.	335	(1.88)%	(57)
Crown Castle International Corp.	148	(1.36)%	(1,258)
Rexford Industrial Realty, Inc.	846	(2.21)%	(1,286)
QTS Realty Trust, Inc. — Class A	375	(1.39)%	(2,147)
Terreno Realty Corp.	615	(2.03)%	(2,878)
Equinix, Inc.	27	(1.07)%	(3,249)
Easterly Government Properties, Inc.	1,661	(2.61)%	(4,651)
SBA Communications Corp.	118	(2.03)%	(5,511)
Total Financial			99,780
Technology
Autodesk, Inc.	105	(1.04)%	2,505
Broadcom, Inc.	52	(0.79)%	2,410
Twilio, Inc. — Class A	120	(0.68)%	2,289
Paychex, Inc.	96	(0.38)%	2,185
Workday, Inc. — Class A	26	(0.22)%	1,939
Elastic N.V.	111	(0.39)%	1,937
HubSpot, Inc.	68	(0.58)%	1,499
Leidos Holdings, Inc.	109	(0.64)%	1,042
Alteryx, Inc. — Class A	83	(0.50)%	1,036
CACI International, Inc. — Class A	76	(1.02)%	995
Workiva, Inc.	186	(0.38)%	839
salesforce.com, Inc.	165	(1.51)%	827
ServiceNow, Inc.	36	(0.66)%	744
EPAM Systems, Inc.	78	(0.92)%	686
MongoDB, Inc.	46	(0.40)%	620
Coupa Software, Inc.	42	(0.37)%	567
Paycom Software, Inc.	16	(0.21)%	526
Fair Isaac Corp.	12	(0.24)%	515
Black Knight, Inc.	280	(1.04)%	319
Veeva Systems, Inc. — Class A	25	(0.25)%	263
Smartsheet, Inc. — Class A	177	(0.47)%	144
Tyler Technologies, Inc.	21	(0.40)%	(309)
Appfolio, Inc. — Class A	30	(0.21)%	(326)
ANSYS, Inc.	17	(0.25)%	(388)
Splunk, Inc.	92	(0.74)%	(682)
Monolithic Power Systems, Inc.	26	(0.28)%	(944)
Five9, Inc.	91	(0.44)%	(1,645)
RingCentral, Inc. — Class A	25	(0.34)%	(2,105)
Total Technology			17,488
Utilities
WEC Energy Group, Inc.	183	(1.03)%	1,371
Dominion Energy, Inc.	201	(0.92)%	1,352
Sempra Energy	40	(0.29)%	1,335
Eversource Energy	139	(0.69)%	1,312
MGE Energy, Inc.	115	(0.48)%	1,131
American States Water Co.	212	(1.10)%	765
American Water Works Company, Inc.	180	(1.37)%	705
Alliant Energy Corp.	109	(0.34)%	504
California Water Service Group	295	(0.95)%	438
Atmos Energy Corp.	80	(0.51)%	278
NextEra Energy, Inc.	65	(1.00)%	(1,455)
Total Utilities			7,736
Consumer, Non-cyclical
Equifax, Inc.	215	(1.64)%	6,119
Gartner, Inc.	81	(0.51)%	4,750
PayPal Holdings, Inc.	218	(1.33)%	1,950
CoStar Group, Inc.	29	(1.08)%	1,237
Verisk Analytics, Inc. — Class A	95	(0.84)%	1,216
MarketAxess Holdings, Inc.	27	(0.57)%	114
Avalara, Inc.	171	(0.81)%	(91)
ResMed, Inc.	25	(0.23)%	(430)
Rollins, Inc.	602	(1.39)%	(504)
Total Consumer, Non-cyclical			14,361
Industrial
TransDigm Group, Inc.	91	(1.86)%	12,273
Waste Management, Inc.	270	(1.59)%	6,401
Materion Corp.	176	(0.39)%	5,312
HEICO Corp.	73	(0.35)%	4,101
Tetra Tech, Inc.	193	(0.87)%	3,231
Roper Technologies, Inc.	45	(0.89)%	2,457
Sonoco Products Co.	222	(0.66)%	2,108
Casella Waste Systems, Inc. — Class A	335	(0.83)%	1,994
Republic Services, Inc. — Class A	116	(0.55)%	1,841
Ball Corp.	324	(1.33)%	1,175
Exponent, Inc.	281	(1.29)%	89
Total Industrial			40,982
Basic Materials
PPG Industries, Inc.	166	(0.88)%	5,310
Compass Minerals International, Inc.	271	(0.66)%	4,929
Kaiser Aluminum Corp.	152	(0.67)%	3,837
Linde plc	109	(1.20)%	3,328
Southern Copper Corp.	186	(0.33)%	2,618
RPM International, Inc.	395	(1.50)%	1,869
Sherwin-Williams Co.	29	(0.85)%	1,502
Balchem Corp.	293	(1.84)%	(746)
Newmont Corp.	665	(1.92)%	(952)
Total Basic Materials			21,695
Communications
8x8, Inc.	678	(0.60)%	4,382
Q2 Holdings, Inc.	171	(0.64)%	2,832
Proofpoint, Inc.	121	(0.79)%	1,257
Trade Desk, Inc. — Class A	13	(0.16)%	588
Okta, Inc.	67	(0.52)%	248
Total Communications			9,307

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
Copart, Inc.	370	(1.62)%	$9,854
Total GS Equity Short Custom Basket			$221,203

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at March 31, 2020.
[2]	Rate indicated is the 7-day yield as of March 31, 2020.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,904,793	$—	$—	$3,904,793
Money Market Fund	889,907	—	—	889,907
Equity Custom Basket Swap Agreements**	—	415,793	—	415,793
Total Assets	$4,794,700	$415,793	$—	$5,210,493

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$298,029	$—	$298,029

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Series A (StylePlus—Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus—Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus—Small Growth Series)	Diversified
Series Y (StylePlus—Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments (“GI”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day's spreads.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$169,023,043	$1,529,238	$(43,109,903)	$(41,580,665)
Series B (Large Cap Value Series)	177,611,224	13,792,077	(35,583,094)	(21,791,017)
Series D (World Equity Income Series)	113,325,134	5,147,146	(20,020,264)	(14,873,118)
Series E (Total Return Bond Series)	121,055,477	7,325,414	(3,673,219)	3,652,195
Series F (Floating Rate Strategies Series)	37,392,442	10,945	(5,792,897)	(5,781,952)
Series J (StylePlus—Mid Growth Series)	126,673,483	982,873	(33,624,702)	(32,641,829)
Series N (Managed Asset Allocation Series)	31,468,684	6,743,686	(316,203)	6,427,483
Series O (All Cap Value Series)	83,516,390	6,424,680	(18,217,500)	(11,792,820)
Series P (High Yield Series)	45,792,510	109,752	(7,389,707)	(7,279,955)
Series Q (Small Cap Value Series)	62,133,227	2,828,417	(18,850,223)	(16,021,806)
Series V (Mid Cap Value Series)	167,654,358	7,779,832	(45,066,259)	(37,286,427)
Series X (StylePlus—Small Growth Series)	24,273,461	183,748	(8,336,833)	(8,153,085)
Series Y (StylePlus—Large Growth Series)	34,606,363	430,725	(6,452,069)	(6,021,344)
Series Z (Alpha Opportunity Series)	5,937,558	449,024	(1,474,118)	(1,025,094)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2020. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2020, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series F (Floating Rate Strategies Series)
	American Express GBT	02/26/27	$91,150	$13,217
	Aspect Software, Inc.	07/15/23	25,500	283
			$116,650	$13,500
Series P (High Yield Series)
	American Express GBT	02/26/27	45,575	6,608
	Aspect Software, Inc.	07/15/23	1,148	13
	Epicor Software	06/01/20	600,000	49,369
			$646,723	$55,990

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	$702,000	$61,364
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	420,101	371,962
			$1,122,101	$433,326
Series P (High Yield Series)
	Basic Energy Services, Inc.
	10.75% due 10/15/23	09/25/18	173,731	114,625
	Beverages & More, Inc.
	11.50% due 06/15/22	06/16/17	361,591	204,000
	Bruin E&P Partners LLC
	8.88% due 08/01/23	11/05/18	134,837	9,730
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	353,909	19,504
			$1,024,068	$347,859

1	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
2	Security is in default of interest and/or principal obligations.

Note 7 - COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.